--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                     PAGE
                                     -----
Statements of Net Assets
    VA Small Value Portfolio.......   1-12
    VA Large Value Portfolio.......  13-14

Schedules of Investments
    VA International Value
     Portfolio.....................  15-19
    VA International Small
     Portfolio.....................  20-27

Statements of Net Assets
    VA Short-Term Fixed
     Portfolio.....................  28-29
    VA Global Bond Portfolio.......  30-31

Statements of Assets and
 Liabilities
    VA International Value
     Portfolio.....................     32
    VA International Small
     Portfolio.....................     32

Statements of Operations...........  33-34

Statements of Changes in Net
 Assets............................  35-37

Financial Highlights...............  38-40

Notes to Financial Statements......  41-45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.6%)
 *3-D Systems Corp.....................................        1,000   $     11,625
 *3D0 Co...............................................          700          2,647
 AAR Corp..............................................        2,100         55,519
 *ABT Building Products Corp...........................          400          5,775
 *ACT Networks, Inc....................................          500          6,250
 *ACX Technologies, Inc................................        2,800         63,525
 *AEP Industries, Inc..................................        1,100         30,112
 *APS Holding Corp. Class A............................        1,000            875
 *ATL Ultrasound, Inc..................................        1,100         49,809
 Aames Financial Corp..................................        2,800         40,425
 *Aasche Transportation Services, Inc..................          500          3,156
 *Abraxas Petroleum Corp...............................        1,000          9,562
 *Accell International Corp............................          400          1,244
 *Acceptance Insurance Companies, Inc..................        1,300         29,900
 *Acclaim Entertainment, Inc...........................        2,500         16,016
 Aceto Corp............................................          660          9,652
 *Acme Metals, Inc.....................................        1,000          7,875
 *Active Voice Corp....................................          200          2,325
 *Adflex Solutions, Inc................................          700         11,178
 *Advanced Health Corp.................................        1,000         12,500
 *Advanced Marketing Services, Inc.....................          500          9,156
 Advest Group, Inc.....................................          700         18,331
 *Aerovox, Inc.........................................          400          1,300
 *Air Methods Corp.....................................          300          1,219
 *Alaska Air Group, Inc................................        1,100         50,944
 Albank Financial Corp.................................        1,200         62,100
 *Aldila, Inc..........................................        1,300          8,084
 Alfa Corp.............................................        2,100         41,081
 Alico, Inc............................................          200          4,162
 *All American Semiconductor, Inc......................        1,300          2,498
 *Allegheny Teledyne, Inc..............................        1,425         33,131
 Alliance Bancorp......................................        1,000         27,219
 *Alliance Entertainment Corp..........................        2,300             72
 *Alliance Semiconductor Corp..........................        3,500         17,062
 *Allied Healthcare Products, Inc......................        1,700          9,031
 *Allied Holdings, Inc.................................          100          1,800
 *Allied Research Corp.................................          300          3,731
 *Allin Communications Corp............................          500          2,281
 *Allou Health & Beauty Care, Inc. Class A.............          500          5,875
 *Allstars Systems, Inc................................          100            419
 *Alpha Beta Technology, Inc...........................        1,100          2,922
 *Alpha Technologies Group, Inc........................          500          2,406
 Alpharma, Inc. Class A................................        1,200         26,100
 *Altron, Inc..........................................          300          3,309
 *Amax Gold, Inc.......................................        8,100         25,819
 Amcast Industrial Corp................................          700         15,094
 *America West Holdings Corp. Class B..................        4,400        124,575
 *American Banknote Corp...............................        1,600          6,200
 American Business Products, Inc.......................          600         13,350
 *American Eagle Group, Inc............................          300             10
 *American Ecology Corp................................          700            919

                                                            SHARES           VALUE+
                                                         ------------  ------------

 *American Freightways Corp............................        2,900   $     33,531
 American Heritage Life Investment Corp................        2,400         50,400
 *American Homepatient, Inc............................        1,000         16,687
 *American Mobile Satellite Corp.......................        1,700         19,444
 *American Oncology Resources, Inc.....................        1,700         21,781
 *American Pacific Corp................................          700          7,503
 *American Physicians Services Group, Inc..............          500          3,594
 *American Residential Services, Inc...................          500          5,781
 *American Software, Inc. Class A......................          300          2,316
 *American United Global, Inc..........................          600            816
 *American Waste Services, Inc. Class A................        2,100          9,844
 *Amerihost Properties, Inc............................          400          1,975
 *Ameripath, Inc.......................................          200          2,869
 *Ameristar Casinos, Inc...............................        1,700          9,137
 Ameron, Inc...........................................          300         18,037
 Amerus Life Holdings, Inc. Class A....................          464         14,848
 *Ames Department Stores, Inc..........................        1,100         27,122
 Ampco-Pittsburgh Corp.................................          400          5,900
 *Amrep Corp...........................................          600          4,950
 *Amtech Corp..........................................        2,300         10,781
 *Amtran, Inc..........................................          800         15,400
 *Anadigics, Inc.......................................          400          5,787
 Analogic Corp.........................................          100          4,534
 Andover Bancorp, Inc. DE..............................          600         20,475
 Angelica Corp.........................................          800         18,000
 *Ann Taylor Stores Corp...............................        2,000         43,625
 *Antec Corp...........................................        3,000         57,469
 *Apertus Technologies, Inc............................          900          1,153
 *Apogee, Inc..........................................        1,200          2,700
 *Applied Extrusion Technologies, Inc..................        2,000         14,937
 *Applied Magnetics Corp...............................        1,700          9,562
 *Applied Signal Technologies, Inc.....................          800          9,500
 *Apria Healthcare Group, Inc..........................          500          3,812
 *Arcadia Financial, Ltd...............................        2,900         21,750
 Arch Coal, Inc........................................        1,200         29,025
 *Arch Communications Group, Inc.......................        3,300         15,262
 Arctic Cat, Inc.......................................        1,800         16,312
 Argonaut Group, Inc...................................        1,200         38,812
 *Argosy Gaming Corp...................................        1,800          6,525
 *Arkansas Best Corp...................................        1,700         16,469
 Arnold Industries, Inc................................        2,000         31,375
 *Artisoft, Inc........................................        1,700          5,073
 Arvin Industries, Inc.................................        1,900         70,419
 *Asante Technologies, Inc.............................          400          1,000
 *Ascent Entertainment Group, Inc......................        2,579         33,043
 *Astec Industries, Inc................................          900         29,531
 Astoria Financial Corp................................          424         23,333
 *Asyst Technologies, Inc..............................          600          9,919
 *Atchison Casting Corp................................          200          3,612
 *Atkinson (Guy F.) of California......................        1,500            117
 *Atlantic Gulf Communities Corp.......................        1,500          4,547
 *Atlantic Tele-Network, Inc...........................          400          6,050

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Atlantis Plastics, Inc...............................          200   $      1,600
 Atrion Corp...........................................          200          2,000
 *Au Bon Pain, Inc. Class A............................          600          5,550
 *Audiovox Corp. Class A...............................        1,300          6,662
 *Auspex Systems, Inc..................................          600          3,394
 *Autoimmune, Inc......................................        1,100          3,094
 *Autoinfo, Inc........................................          600            169
 *Avatar Holdings, Inc.................................        1,000         27,062
 *Avatex Corp..........................................        1,400          3,062
 *Aviall, Inc..........................................          800         11,700
 *Avid Technology, Inc.................................        1,900         77,009
 *Avigen, Inc..........................................          500          1,734
 *Avondale Industries, Inc.............................          500         14,109
 *Aydin Corp...........................................          400          3,800
 *Aztar Corp...........................................        3,400         23,800
 Aztec Manufacturing Co................................          500          6,687
 BEI Electronics, Inc..................................        1,600          7,150
 BEI Technologies, Inc.................................        1,600         29,700
 *BFX Hospitality Group, Inc...........................          300            694
 *BI, Inc..............................................        1,000          9,625
 *BPI Packaging Technologies, Inc......................          300            295
 *BRC Holdings, Inc....................................        1,000         18,625
 BSB Bancorp, Inc......................................          900         28,294
 *BT Office Products International, Inc................        2,000         26,750
 *BTG, Inc.............................................          300          2,878
 *BTU International, Inc...............................        1,700          8,075
 Badger Meter, Inc.....................................          200          7,225
 Bairnco Corp..........................................          900          8,550
 Baker (J.), Inc.......................................        2,200         26,812
 *Baker (Michael) Corp.................................          700          6,912
 Baldwin Piano & Organ Co..............................          300          4,734
 *Baldwin Technology, Inc. Class A.....................        1,400          8,575
 *Bancinsurance Corp...................................          500          3,219
 *Bank Plus Corp.......................................        1,000         12,875
 *Bank United Financial Corp. Class A..................          200          3,581
 BankAtlantic Bancorp, Inc. Class A....................          562          7,411
 BankAtlantic Bancorp, Inc. Class B....................        1,000         13,687
 *Banner Aerospace, Inc................................        2,300         27,169
 *Banyan System, Inc...................................        1,600         12,650
 *Basin Exploration, Inc...............................          900         14,231
 Bassett Furniture Industries, Inc.....................        2,200         66,481
 Battle Mountain Gold Co...............................        9,100         48,344
 Bay View Capital Corp.................................        1,200         38,662
 *Bayou Steel Corp. Class A............................          900          5,794
 *Beazer Homes USA, Inc................................          700         15,925
 *Bel Fuse, Inc........................................          400         10,600
 *Bell Industries, Inc.................................          860         10,857
 *Bell Microproducts, Inc..............................        1,500         11,109
 *Bell Sports Corp.....................................        1,200         11,250
 *Bellwether Exploration Co............................        1,500         13,453
 *Ben & Jerry's Homemade, Inc. Class A.................        1,500         29,344
 *Benton Oil & Gas Co..................................        2,100         21,919
 *Berlitz International, Inc...........................          900         24,975
 *Bertuccis, Inc.......................................        1,200         12,337
 *Big 4 Ranch, Inc.....................................          300              0
 Bindley Western Industries, Inc.......................          600         21,300
 Binks Sames Corp......................................          300         12,600
 *Bio Vascular, Inc....................................          500          2,391
 *Bio-Rad Laboratories, Inc. Class A...................          400         12,700
 Birmingham Steel Corp.................................        2,500         35,000
 Blair Corp............................................          500         14,875
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Bluegreen Corp.......................................        1,500   $     12,562
 Bob Evans Farms, Inc..................................        2,700         57,459
 *Boca Research, Inc...................................        1,000          5,156
 *Bombay Co., Inc......................................        3,000         13,125
 *Bon-Ton Stores, Inc..................................          900         15,187
 *Books-a-Million, Inc.................................        1,400          7,131
 *Borland International, Inc...........................        1,100          9,109
 *Boston Chicken, Inc..................................        4,900         10,030
 Bowne & Co., Inc......................................        1,800         77,062
 *Boyd Gaming Corp.....................................        4,500         30,094
 *Brazos Sportswear, Inc...............................           50            237
 *Broadway & Seymour, Inc..............................        1,000          5,937
 *Brookstone, Inc......................................        1,500         21,187
 *Brothers Gourmet Coffees, Inc........................          800            850
 *Brown & Sharpe Manufacturing Co. Class A.............        1,200         15,900
 *Brown (Tom), Inc.....................................          500          8,344
 Brown Group, Inc......................................        5,600        100,450
 Brush Wellman, Inc....................................          900         21,937
 *Buffets, Inc.........................................        4,000         65,250
 *Builders Transport, Inc..............................          400             81
 *Building Materials Holding Corp......................        1,500         20,719
 *Bull Run Corp. GA....................................        2,200         10,381
 Burlington Coat Factory Warehouse Corp................        1,440         28,890
 *Business Resource Group..............................          500          1,687
 Butler Manufacturing Co...............................        1,000         35,000
 *Buttrey Food & Drug Stores Co........................        1,700         25,341
 *C ATS Software, Inc..................................        1,000          5,625
 *C.P. Clare Corp......................................        1,000         12,312
 *CML Group, Inc.......................................        4,100         13,325
 CNA Surety Corp.......................................        1,300         21,044
 CNB Bancshares, Inc...................................          414         19,147
 *CNS Income...........................................        1,300          5,362
 *CPAC, Inc............................................        1,000         10,937
 CPB, Inc..............................................        1,400         26,775
 CPI Corp..............................................        1,000         25,625
 *CSP, Inc.............................................          220          2,234
 CTS Corp..............................................        1,200         37,500
 Cadmus Communications Corp............................          300          7,612
 *Caere Corp...........................................        1,500         21,047
 Cal-Maine Foods, Inc..................................          500          2,672
 *Calcomp Technology, Inc..............................        1,500          4,875
 Calgon Carbon Corp....................................        2,800         29,925
 *California Amplifier, Inc............................        1,000          2,625
 *California Microwave, Inc............................        1,000         21,406
 Calmat Co.............................................        2,300         57,787
 *Cameron Ashley Building Products, Inc................          200          3,475
 *Canandaigua Wine Co., Inc. Class A...................        1,800         82,969
 *Capital Pacific Holdings, Inc........................        1,000          4,125
 Capitol Transamerica Corp.............................          300          6,178
 *Care Group, Inc......................................          700            208
 Carolina First Corp...................................          159          4,407
 Carter-Wallace, Inc...................................        2,900         51,656
 Cascade Corp..........................................        1,000         17,125
 Cash America International, Inc.......................        2,400         40,500
 *Casino America, Inc..................................        3,700         14,742
 *Casino Data Systems..................................        1,500          5,156
 *Casino Magic Corp....................................        2,200          4,331
 *Castle & Cooke, Inc..................................        1,400         26,425
 *Catalina Lighting, Inc...............................          600          2,287

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Catalyst Semiconductor, Inc..........................          500   $        320
 *Catherines Stores Corp...............................        1,500         14,859
 Cato Corp. Class A....................................        2,000         30,125
 Cavalier Homes, Inc...................................        1,000         11,187
 *Ceanic Corp..........................................        1,000         14,750
 *Celadon Group, Inc...................................        1,000         14,375
 *Celebrity, Inc.......................................          500            687
 *Cell Genesys, Inc....................................          500          4,234
 *Cellpro, Inc.........................................        1,300          4,550
 Cenit Bancorp, Inc....................................          300          7,312
 *Centennial Cellular Corp. Class A....................        1,600         55,950
 *Centigram Communications Corp........................          700          8,794
 *Central Sprinkler Corp...............................          200          1,850
 Centris Group, Inc....................................          600          7,875
 *Ceradyne, Inc........................................        1,200          6,300
 *Cerion Technologies, Inc.............................          700          1,247
 *Charming Shoppes, Inc................................       12,300         62,845
 *Chart House Enterprises, Inc.........................          700          5,862
 *Checkpoint System, Inc...............................        2,000         35,250
 *Cherry Corp. Class A.................................          600         10,275
 *Cherry Corp. Class B.................................          400          6,925
 Chesapeake Energy Corp................................        7,180         30,964
 Chic by His, Inc......................................        1,000          8,375
 Chiquita Brands International, Inc....................           66            887
 *Chock Full O' Nuts Corp..............................        1,000          7,562
 *Chrysalis International Corp.........................          400            681
 *Cidco, Inc...........................................        1,000          8,062
 *Circuit City Stores, Inc. - Carmax Group.............          100            969
 *Circuit Systems, Inc.................................        1,300          5,281
 *Cirrus Logic, Inc....................................        2,700         26,916
 *Citadel Holding Corp.................................          300          1,500
 *Citation Corp........................................        2,000         38,625
 Citfed Bancorp, Inc...................................          900         43,959
 *Citizens, Inc. Class A...............................        1,300          7,881
 *Civic Bancorp........................................          420          7,796
 *Clean Harbors, Inc...................................          800          2,162
 Cleveland Cliffs, Inc.................................        1,100         58,231
 *Clintrials Research, Inc.............................        2,800         15,312
 *Coast Distribution System............................          300          1,162
 *Coastal Physician Group, Inc.........................        1,300            650
 *Coastcast Corp.......................................        1,000         18,625
 *Cobra Electronic Corp................................        1,000          5,406
 *Coeur d'Alene Mines Corp. ID.........................        2,000         17,625
 *Coherent, Inc........................................        2,000         46,125
 *Coho Energy, Inc.....................................        1,400         11,594
 *Cohr, Inc............................................          400          2,862
 Collagen Corp.........................................        1,100         21,519
 *Comdial Corp.........................................          600          6,937
 Commercial Intertech Corp.............................          800         15,200
 Commercial Metals Co..................................        1,300         39,894
 Commonwealth Bancorp, Inc.............................          500         11,828
 Commonwealth Industries, Inc..........................        1,100         16,225
 *Compdent Corp........................................          200          2,925
 *Computer Network Technology Corp.....................        2,100         11,222
 *Computer Outsourcing Services, Inc...................          500          4,906
 *Concord Camera Corp..................................        1,000          6,281
 *Concord Fabrics, Inc. Class A........................          200          1,950
 *Cone Mills Corp. NC..................................        2,000         19,250
 *Conmed Corp..........................................        1,200         25,537
 *Consolidated Freightways Corp........................          100          1,481
 Cooker Restaurant Corp................................          500          5,250
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Copart, Inc..........................................          900   $     16,031
 *Copley Pharmaceutical, Inc...........................        1,500          9,328
 *Coram Healthcare Corp................................        2,100          4,331
 *Cornerstone Imaging, Inc.............................        1,000          7,312
 *Corrpro Companies, Inc...............................          300          4,612
 *Cortech, Inc.........................................        1,500            773
 *Craig Corp...........................................          300          3,900
 *Craig Corp. Class A..................................          300          3,825
 *Creative Computers, Inc..............................        1,000          8,125
 *Credit Acceptance Corp...............................        2,500         25,859
 *Criticare Systems, Inc...............................          600          1,837
 Cross (A.T.) Co. Class A..............................          800          9,250
 *Cross-Continent Auto Retailers, Inc..................        1,100          8,869
 *Crown Central Petroleum Corp. Class A................          400          5,875
 *Crown Central Petroleum Corp. Class B................          300          4,331
 Crown Crafts, Inc.....................................          700          9,931
 *Crown Vantage, Inc...................................        1,300         13,325
 *Crown-Andersen, Inc..................................          100            437
 Cubic Corp............................................          750         22,031
 *Cuisine Solutions, Inc...............................          700            700
 *Cybex International, Inc.............................          400          4,050
 *Cyrk, Inc............................................        1,300         15,397
 *Cytotherapeutics, Inc................................          100            192
 *Cytrx Corp...........................................          700          1,794
 D&N Financial Corp....................................          660         17,036
 *DII Group, Inc.......................................          400          7,512
 *DIY Home Warehouse, Inc..............................        1,500          3,797
 *DVI, Inc.............................................          300          6,394
 *Damark International, Inc. Class A...................          800          7,950
 Dames & Moore, Inc....................................        2,000         25,875
 *Dan River, Inc. (GA) Class A.........................          800         15,300
 Daniel Industries, Inc................................          300          6,094
 *Data Broadcasting Corp...............................        3,600         24,187
 *Data I/O Corp........................................        1,500          7,125
 *Data Race, Inc.......................................          400            412
 *Data Systems & Software, Inc.........................        1,500          8,344
 *Data Systems Network Corp............................           30             95
 *Dataflex Corp........................................          400          1,594
 *Datakey, Inc.........................................          200          1,137
 *Datascope Corp.......................................          500         13,953
 *Dataware Technologies, Inc...........................          500          1,609
 *Datron Systems, Inc..................................          200          1,525
 *Datum, Inc...........................................          300          4,434
 *Daw Technologies, Inc................................          800          2,275
 *Dawson Geophysical Co................................          300          4,791
 *Daxor Corp...........................................          400          5,450
 Deb Shops, Inc........................................        2,100         16,537
 *Deckers Outdoor Corp.................................        1,000          7,187
 Defiance, Inc.........................................          600          5,175
 *Del Global Technologies Corp.........................          500          5,687
 Delta Woodside Industries, Inc........................        2,100         12,469
 *Designs, Inc.........................................        1,300          1,991
 *Detection Systems, Inc...............................          300          3,056
 *Detroit Diesel Corp..................................        1,800         44,100
 *Devcon International Corp............................          400          1,250
 *Devlieg-Bullard, Inc.................................        1,000          2,594
 *Diamond Home Services, Inc...........................          500          2,773
 *Diamond Multimedia Systems, Inc......................        3,000         23,062
 *Dianon Systems, Inc..................................          500          4,656
 *Digi International, Inc..............................        1,000         22,844

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Dime Community Bancorp, Inc...........................          500   $     14,391
 Dime Financial Corp...................................          400         14,100
 Dimon, Inc............................................          500          6,750
 *Discount Auto Parts, Inc.............................        1,500         38,531
 Dixie Group, Inc......................................        1,000         12,812
 *Dominion Bridge Corp.................................        2,000          2,469
 *Dominion Homes, Inc..................................          800         10,200
 *Donnkenny, Inc.......................................        1,400          4,769
 Downey Financial Corp.................................        1,653         54,756
 *Dravo Corp...........................................        1,000         11,250
 *Dress Barn, Inc......................................        1,900         55,456
 *Drug Emporium, Inc...................................        2,100          8,203
 *Durakon Industries, Inc..............................          300          3,169
 Dyersburg Corp........................................        1,100          7,769
 *Dynamics Research Corp...............................          660          7,796
 *E-Z-Em, Inc. Class A.................................          300          2,100
 *E-Z-Em, Inc. Class B.................................           27            159
 *EA Engineering Science & Technology, Inc.............          500          1,656
 *ECC International Corp...............................          800          2,750
 *EFTC Corp............................................          300          4,425
 *EIS International, Inc...............................        1,500          8,719
 *ERLY Industries, Inc.................................          550          1,581
 *ESCO Electronics Corp. Trust Receipts................          900         16,144
 Eagle Bancshares, Inc.................................          500         11,625
 *Eagle Hardware & Garden, Inc.........................        2,900         52,834
 *Eagle Point Software Corp............................          300          2,081
 Eastern Co............................................          200          5,337
 Eaton Vance Corp......................................        1,600         71,900
 Ecology & Environment, Inc. Class A...................          200          1,950
 Edo Corp..............................................          300          2,794
 *Egghead, Inc.........................................        2,800         22,487
 *Einstein/Noah Bagel Corp.............................        1,600          7,650
 *Ekco Group, Inc......................................        1,600         12,600
 *El Paso Electric Co..................................        1,000          9,500
 *Electroglas, Inc.....................................        2,000         27,375
 *Electromagnetic Sciences, Inc........................          600         12,919
 *Emcon................................................        1,700          7,544
 *Emerging Communications, Inc.........................        1,000          8,937
 *Empire of Carolina, Inc..............................          400            425
 Energen Corp..........................................        1,800         36,562
 Engle Homes, Inc......................................        1,000         14,312
 *Environmental Elements Corp..........................          600          2,437
 *Envirotest Systems Corp. Class A.....................        1,000         16,250
 *Equitrac Corp........................................          300          5,869
 *Equity Oil Co........................................        2,300          5,031
 Ethyl Corp............................................        6,200         43,787
 *Evans & Sutherland Computer Corp.....................          700         17,609
 Evergreen Bancorp, Inc. DE............................          800         20,850
 *Evergreen Resources, Inc.............................          500          9,031
 *Exabyte Corp.........................................        1,800         17,662
 *Exar Corp............................................        1,000         23,156
 Excel Industries, Inc.................................          900         17,887
 *Executone Information Systems, Inc...................        3,800          8,253
 Exide Corp............................................        2,100         37,931
 *Exponent, Inc........................................          600          5,550
 *Ezcorp, Inc. Class A Non-Voting......................        1,100         11,791
 FFY Financial Corp....................................          500         16,562
 *FSI International, Inc...............................        2,400         27,375
 *FTP Software, Inc....................................        3,200          8,500
 Fab Industries, Inc...................................          500         13,562
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Fairchild Corp. Class A..............................        1,300   $     25,756
 *Fansteel, Inc........................................          700          6,212
 *Farah, Inc...........................................          900          7,987
 Farrel Corp...........................................          700          2,319
 *Filenes Basement Corp................................        2,900         17,944
 *Finish Line, Inc. Class A............................        1,500         35,531
 *First Cash, Inc......................................          300          3,403
 *First Central Financial Corp.........................        1,000              5
 First Coastal Bankshares, Inc.........................          400          6,975
 First Defiance Financial Corp.........................          700         10,828
 First Essex Bancorp...................................          500         11,344
 *First Merchants Acceptance Corp......................          500              5
 First Northern Capital Corp...........................          800         11,000
 First Palm Beach Bancorp, Inc.........................        1,300         57,037
 *First Republic Bank..................................          600         19,950
 First Savings Bancorp, Inc. North Carolina............          200          4,737
 First Savings Bank....................................        1,300         33,191
 *First Team Sports, Inc...............................          500          1,234
 *FirstFed Financial Corp. DE..........................          900         44,156
 *Firstwave Technologies, Inc..........................          300          1,444
 *Fischer Imaging Corp.................................        1,000          4,375
 Fleming Companies, Inc................................        3,100         59,094
 Flexsteel Industries, Inc.............................          600          7,762
 Florida Rock Industries, Inc..........................        1,600         49,800
 *Florsheim Group, Inc.................................          400          3,700
 Fluke Corp............................................          400         12,850
 *Fluor Daniel/GTI, Inc................................          316          2,311
 Flushing Financial Corp...............................          400         10,700
 *Foodarama Supermarkets, Inc..........................          100          3,437
 *Forcenergy, Inc......................................          200          3,725
 Forest City Enterprises, Inc. Class A.................          450         25,369
 *Foster (L.B.) Co. Class A............................          800          4,200
 *Franklin Electronic Publishers, Inc..................          500          5,375
 Freds, Inc. Class A...................................        2,250         52,875
 *Fresh Choice, Inc....................................          500          1,922
 Friedman Industries, Inc..............................          578          3,833
 *Friedmans, Inc. Class A..............................        1,000         19,750
 Frisch's Restaurants, Inc.............................          648          7,735
 Frozen Food Express Industries, Inc...................        1,200         11,775
 *G-III Apparel Group, Ltd.............................          600          3,619
 *GC Companies, Inc....................................          300         14,962
 *GKN Holding Corp.....................................          300            881
 *GP Strategies Corp...................................          500          7,750
 *GT Bicycles, Inc.....................................        1,000          5,703
 *GTI Corp.............................................          500          1,383
 *GZA Geoenvironmental Technologies, Inc...............          300          1,556
 Gainsco, Inc..........................................        1,500         10,969
 *Galey & Lord, Inc....................................          300          7,425
 *Galileo Corp.........................................          600          8,587
 *Galoob Toys, Inc. DE.................................        1,000         11,062
 Gamma Biologicals, Inc................................          300          1,387
 *Gantos, Inc..........................................          500            711
 Garan, Inc............................................          400         11,050
 *Garden Botanika, Inc.................................          500            547
 *Garden Fresh Restaurant Corp.........................          100          1,794
 *Gart Sports Co.......................................          123          1,922
 *Gasonics International, Inc..........................        1,300         13,366
 *Gehl Co..............................................          500          9,219
 *General Communications, Inc. Class A.................        3,700         22,142

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *General Datacomm Industries, Inc.....................        1,300   $      5,931
 General Housewares Corp...............................          300          3,009
 *General Semiconductor, Inc...........................        2,600         35,100
 *General Surgical Innovations, Inc....................        1,500          6,375
 *Geneva Steel Co. Class A.............................          800          2,750
 *Genicom Corp.........................................          500          4,016
 *Genlyte Group, Inc...................................        1,100         29,150
 *Gensym Corp..........................................          500          2,977
 *Genus, Inc...........................................        1,600          2,150
 *Genzyme Corp. Tissue Repair..........................        1,000          6,437
 Geon Co...............................................        1,500         32,437
 *Geoscience Corp......................................          200          2,550
 Gerber Scientific, Inc................................        1,400         35,262
 *Getty Petroleum Marketing, Inc.......................          900          5,287
 *Giant Group, Ltd.....................................          400          2,725
 Giant Industries, Inc.................................        1,000         18,812
 *Gibraltar Packaging Group, Inc.......................          900          2,700
 *Gibraltar Steel Corp.................................          500         10,891
 *Gibson Greetings, Inc................................        1,400         33,600
 *Gish Biomedical, Inc.................................        1,000          3,687
 Glatfelter (P.H.) Co..................................        3,000         48,937
 Gleason Corp..........................................          200          5,912
 *Glenayre Technologies, Inc...........................        4,900         75,184
 *Global Industrial Technologies, Inc..................        1,900         32,181
 *Global Motorsport Group, Inc.........................          500         10,656
 *Global Village Communication, Inc....................          900            900
 *Golden Books Family Entertainment, Inc...............        1,000          8,078
 *Golden State Bancorp, Inc............................          580         22,221
 *Good Guys, Inc.......................................        1,200         15,300
 *Gottschalks, Inc.....................................          600          4,987
 *Government Technology Services, Inc..................          600          3,000
 *Gradco Systems, Inc..................................          700          4,441
 *Graham-Field Health Products, Inc....................        1,730         10,164
 *Grand Casinos, Inc...................................        3,300         57,956
 Grand Premier Financial, Inc..........................          669         11,206
 Granite Construction, Inc.............................        1,300         36,725
 Granite State Bankshares, Inc.........................          300          7,687
 Green (A.P.) Industries, Inc..........................        1,100         23,925
 Greenbrier Companies, Inc.............................        1,300         23,400
 *Greyhound Lines, Inc.................................        1,800         11,250
 *Gryphon Holdings, Inc................................        1,000         17,687
 *Guest Supply, Inc....................................          500          7,562
 Guilford Mills, Inc...................................        1,800         48,600
 *Gundle/SLT Environmental, Inc........................        1,600          8,200
 *HCIA, Inc............................................          800          6,500
 HF Financial Corp.....................................          200          7,150
 *HMN Financial, Inc...................................          750         13,758
 *HS Resources, Inc....................................        1,000         14,437
 HUBCO, Inc............................................          330         11,622
 *Hadco Corp...........................................          300          9,647
 Haggar Corp...........................................          600          8,325
 *Hampton Industries, Inc..............................          440          2,915
 *Handleman Co.........................................        2,900         35,525
 *Harding Lawson Associates Group, Inc.................          400          3,962
 Harleysville Group, Inc...............................        2,400         57,975
 *Harry's Farmers Market, Inc. Class A.................          500            859
 *Hartmarx Corp........................................        2,800         22,050
 *Harvey Entertainment Co..............................          400          4,475
 Harvey's Casino Resorts...............................          500         13,594
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Hathaway Corp........................................          400   $      1,000
 *Hauser, Inc..........................................        1,100          8,387
 Haven Bancorp, Inc....................................        1,000         26,750
 Haverty Furniture Co., Inc............................        1,700         37,400
 *Health Management Systems, Inc.......................        1,200         13,350
 *Healthcare Services Group, Inc.......................        1,500         21,469
 *Healthcor Holdings...................................          500            969
 *Heartland Wireless Communications, Inc...............        1,200            919
 Heilig-Meyers Co......................................        4,450         53,400
 *Hein-Werner Corp.....................................          231          2,902
 *Hello Direct, Inc....................................          300          2,044
 *High Plains Corp.....................................        1,600          4,200
 *Highlands Insurance Group, Inc.......................          500         10,437
 *Hoenig Group, Inc....................................          500          3,641
 Holly Corp............................................          500         13,687
 *Hollywood Casino Corp. Class A.......................          800          1,562
 *Hollywood Entertainment Corp.........................        3,200         33,400
 *Hollywood Park, Inc..................................        1,000         12,937
 Home Port Bancorp, Inc................................          200          4,937
 *Home State Holdings, Inc.............................          500             78
 *Homebase, Inc........................................        3,400         29,537
 *Homestead Village, Inc...............................        1,200         18,000
 Horizon Financial Corp................................        1,230         22,063
 Horton (D.R.), Inc....................................        1,350         24,300
 *Hospital Staffing Services, Inc......................          300            122
 *Housecall Medical Resources, Inc.....................          900          1,125
 *Hovnanian Enterprises, Inc. Class A..................        1,300         12,919
 Huffy Corp............................................          800         12,150
 Hughes Supply, Inc....................................          750         25,266
 Hunt (J.B.) Transport Services, Inc...................        3,400        101,575
 Huntco, Inc. Class A..................................          300          3,787
 *Hurco Companies, Inc.................................        1,000          8,656
 *Hutchinson Technology, Inc...........................        1,600         40,100
 *Hvide Marine, Inc. Class A...........................          500          7,547
 *Hycor Biomedical, Inc................................          600          1,144
 *IA Corp. I...........................................        1,000          2,562
 IBS Financial Corp....................................          400          7,400
 *ICF Kaiser International, Inc........................        1,800          5,175
 *ICU Medical, Inc.....................................        1,500         21,984
 *IEC Electronics Corp.................................        1,300          9,466
 *IHOP Corp............................................          800         32,000
 ISB Financial Corp. LA................................          100          2,806
 *ITEQ, Inc............................................          744          8,835
 *ITI Technologies, Inc................................          200          5,912
 *Ibah, Inc............................................        3,600         19,012
 ICO, Inc..............................................        1,800          8,550
 *Ikos Systems, Inc....................................        1,000          5,844
 *Imation Corp.........................................        3,100         56,381
 *Immulogic Pharmaceutical Corp........................        1,500          2,766
 Imperial Holly Corp...................................        1,100         10,587
 *In Focus Systems, Inc................................        1,400         10,981
 *In Home Health, Inc..................................          900            970
 *Inacom Corp..........................................          800         25,950
 *Indenet, Inc.........................................        1,000          2,094
 *Inference Corp. Class A..............................        1,500          5,906
 *Infonautics Corp. Class A............................          500          1,719
 *Information Resources, Inc...........................        2,200         38,156
 *Information Storage Devices, Inc.....................        1,300          7,637
 Ingles Market, Inc. Class A...........................          400          4,975
 *Innodata Corp........................................           66            328
 *Insituform Technologies, Inc. Class A................        2,800         36,050

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Inso Corp............................................        1,000   $     13,750
 Insteel Industries, Inc...............................          700          5,031
 Instron Corp..........................................        1,000         20,000
 *Insurance Auto Auctions, Inc.........................        1,000         13,375
 *Integ, Inc...........................................          300            909
 *Integrated Device Technology, Inc....................        3,900         36,502
 *Integrated Process Equipment Corp....................        1,500         20,859
 *Integrated Silicon Solution, Inc.....................        1,200          8,325
 *Intelligent Systems Corp.............................          500          1,906
 *Interface Systems, Inc...............................          400          1,225
 Interface, Inc. Class A...............................        1,300         50,741
 *Intergraph Corp......................................        4,300         37,759
 *Interlinq Software Corp..............................        1,000          6,062
 *Intermagnetics General Corp..........................        1,000         10,125
 International Aluminum Corp...........................          500         16,969
 International Multifoods Corp.........................        1,500         44,625
 *International Rectifier Corp.........................        4,000         42,250
 *International Remote Imaging Systems, Inc............          100            331
 International Shipholding Corp........................          400          6,600
 *International Technology Corp........................          850          8,872
 *International Thoroughbred Breeders, Inc.............          800          2,800
 *Interphase Corp......................................          900          6,806
 Interpool, Inc........................................        1,950         28,884
 Interstate Johnson Lane, Inc..........................          200          5,825
 *Intertan, Inc........................................          900          5,456
 Investors Financial Services Corp.....................           43          2,146
 Isco, Inc.............................................          200          1,725
 *Isolyser Co., Inc....................................        4,100          9,609
 *Iwerks Entertainment, Inc............................        1,900          3,919
 *J & J Snack Foods Corp...............................        1,800         35,212
 J & L Specialty Steel, Inc............................        3,200         22,400
 *J. Alexander's Corp..................................          300          1,481
 *JPE, Inc.............................................          200            675
 JSB Financial, Inc....................................          900         52,312
 *Jackpot Enterprises, Inc.............................          700          8,575
 *Jaclyn, Inc..........................................          200          1,162
 *Jaco Electronics, Inc................................          300          1,875
 *Jacobson Stores, Inc.................................          500          7,031
 *Jan Bell Marketing, Inc..............................        2,200         11,275
 *Jason, Inc...........................................        1,700         15,937
 *Jean Philippe Fragrances, Inc........................          500          4,156
 John Alden Financial Corp.............................        2,000         44,250
 *Johnson Worldwide Associates, Inc. Class A...........        1,500         19,125
 Johnston Industries, Inc..............................          600          3,131
 *Johnstown American Industries, Inc...................        1,300         23,562
 *Jos. A. Bank Clothiers, Inc..........................        1,000          7,500
 *Jumbosports, Inc.....................................        1,700          2,231
 Justin Industries, Inc................................        2,300         36,512
 K Swiss, Inc. Class A.................................          300          5,906
 K2, Inc...............................................        1,200         24,000
 KCS Energy, Inc.......................................        2,100         24,937
 *KLLM Transport Services, Inc.........................          500          6,281
 *Kaiser Aluminum Corp.................................        2,700         28,012
 *Kaiser Ventures, Inc.................................        1,600         17,900
 Kaman Corp. Class A...................................        1,800         33,019
 Katy Industries, Inc..................................          800         14,800
 Kellwood Co...........................................        1,800         59,513
 *Key Production Co., Inc..............................          800          9,750
 *Key Tronic Corp......................................        1,000          2,969
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Keystone Consolidated Industries, Inc................          598   $      7,344
 Kimball International, Inc. Class B...................        2,000         48,750
 *Kimmins Corp.........................................          300          1,050
 *Kinark Corp..........................................          100            338
 *Kinnard Investment, Inc..............................          300          1,931
 Klamath First Bancorp, Inc............................        1,300         25,919
 Knape & Vogt Manufacturing Co.........................          500         11,375
 *Komag, Inc...........................................        4,300         42,328
 *Koss Corp............................................        1,000         10,000
 *Kulicke & Soffa Industries, Inc......................        1,100         18,975
 *LCA-Vision, Inc......................................          143            492
 *LTX Corp.............................................        3,900         15,052
 Lab Holdings, Inc.....................................          300          6,563
 *Laboratory Corp. of America Holdings, Inc............        1,500          3,188
 *Laclede Steel Co.....................................          200            838
 *Ladd Furniture, Inc..................................        1,200         31,500
 *Laidlaw Environmental Services, Inc..................        5,200         20,150
 *Lamson & Sessions Co.................................        1,500         10,313
 *Landair Services, Inc................................          300          9,338
 Landamerica Financial Group, Inc......................          800         38,200
 *Laserscope...........................................        1,600          4,350
 *LaserSight Corporation...............................        1,300          5,911
 *Layne Christensen Co.................................        1,000         13,875
 *Lazare Kaplan International, Inc.....................        1,000         11,625
 *Leap Group, Inc......................................        1,000          2,797
 *Learning Co., Inc....................................        3,400         96,900
 *Lechters, Inc........................................        2,200         12,788
 *Lexford Residential Trust............................          400          8,550
 *Liberty Technologies, Inc............................          500          1,594
 Life USA Holdings, Inc................................        2,000         32,313
 Lifetime Hoan Corp....................................          800          8,900
 Lillian Vernon Corp...................................          800         13,900
 Lindberg Corp.........................................          400          9,150
 *Liuski International, Inc............................          400            325
 *Lodgenet Entertainment Corp..........................        2,000         21,875
 *Loehmanns, Inc.......................................          200          1,113
 *Logic Devices, Inc...................................          700          2,067
 Lomak Petroleum, Inc..................................        1,500         18,188
 *Lone Star Steakhouse Saloon..........................        2,600         43,956
 *Loronix Information Systems, Inc.....................          200            525
 *Louis Dreyfus Natural Gas Corp.......................          450          7,875
 Luby's Cafeterias, Inc................................          400          7,400
 Lufkin Industries, Inc................................          600         20,325
 Lukens, Inc. DE.......................................        1,300         41,681
 *Lumisy, Inc..........................................          100            419
 *Luria (L.) & Son, Inc................................          100              1
 *M.H. Meyerson & Co., Inc.............................          200            350
 MDC Holdings, Inc.....................................        1,400         21,175
 *MEMC Electronic Materials, Inc.......................        1,200         16,275
 MI Schottenstein Homes, Inc...........................          800         16,100
 *MIM Corp.............................................          200            894
 *MK Gold Corp.........................................        1,700          1,673
 MMI Companies, Inc....................................        1,000         22,125
 *MRS Technology, Inc..................................          200            309
 *MS Carriers, Inc.....................................        2,100         62,606
 MTS Systems Corp......................................        1,600         29,850
 *Main Street & Main, Inc..............................        1,000          3,469
 *Manhattan Bagel Co., Inc.............................          300            347
 *Mapinfo Corp.........................................          100          1,188
 Marcus Corp...........................................        1,500         26,531

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Mariner Health Group, Inc............................        2,400   $     35,850
 *Marisa Christina, Inc................................          600          1,819
 Maritrans, Inc........................................        1,000          9,000
 *Marker International.................................        2,300          8,302
 *Marlton Technologies, Inc............................          200          1,325
 Marsh Supermarkets, Inc. Class A......................          300          4,200
 Marsh Supermarkets, Inc. Class B......................          400          5,700
 Marshall & Isley Corp.................................          300         16,172
 *Marshall Industries..................................        1,100         34,031
 Maryland Federal Bancorp..............................          630         24,413
 *Material Sciences Corp...............................          800          8,050
 *Matlack Systems, Inc.................................          200          1,700
 *Matria Healthcare, Inc...............................        3,400         13,759
 *Matrix Pharmaceutical, Inc...........................        1,700          8,394
 *Matrix Service Co....................................        1,800         14,175
 *Mattson Technology, Inc..............................        1,200          7,931
 *Maverick Tube Corp...................................        1,200         18,225
 *Maxco, Inc...........................................          700          6,256
 *Maxicare Health Plans, Inc...........................          500          4,750
 *Maxxam, Inc..........................................          500         29,469
 *Maxxim Medical, Inc..................................          700         16,363
 Medalliance, Inc. Escrow..............................          800              0
 *Medaphis Corp........................................        6,800         50,788
 *Medcath, Inc.........................................        1,500         26,813
 Medford Bancorp, Inc..................................          300         12,656
 *Media 100, Inc.......................................          700          2,581
 *Medical Assurance, Inc...............................        2,100         58,013
 *Medical Graphics Corp................................          200            913
 *Medical Resources, Inc...............................        1,800          5,006
 *Medicore, Inc........................................          500          1,391
 *Mego Mortgage Corp...................................        1,500          2,836
 Merchants Bancorp, Inc................................          400         13,425
 Mercury Air Group, Inc................................          400          2,975
 *Meridian Data, Inc...................................        1,000          5,188
 Meridian Insurance Group, Inc.........................          600         11,625
 *Merisel, Inc.........................................        2,500          7,461
 *Merix Corp...........................................          500          5,844
 *Mesa Air Group, Inc..................................        3,800         30,400
 *Mesaba Holdings, Inc.................................        1,050         22,772
 *Metal Management, Inc................................        1,000         10,063
 *Metatec Corp. Class A................................        1,100          6,050
 *Metra Biosystems, Inc................................        2,000          4,813
 *Metrocall, Inc.......................................        5,080         30,639
 *Michael Anthony Jewelers, Inc........................          500          1,219
 Michael Foods, Inc....................................        1,700         47,334
 *Michaels Stores, Inc.................................        3,400        101,681
 *Micro Linear Corp....................................        1,000          4,656
 *Micro Warehouse, Inc.................................        3,600         63,000
 *Microage, Inc........................................        1,200         16,163
 *Micronics Computers, Inc.............................        1,600          3,775
 *Microtest, Inc.......................................        1,700          8,288
 *Microtouch Systems, Inc..............................        1,000         15,906
 *Microwave Power Dynamics, Inc........................          400          2,688
 Mid America Banccorp..................................          873         29,682
 *Midisoft Corp........................................          300            150
 *Midwest Grain Products, Inc..........................          600          7,988
 Mikasa, Inc...........................................        1,200         14,775
 *Mikohn Gaming Corp...................................        1,800         11,813
 *Miltope Group, Inc...................................          500          1,391
 Mine Safety Appliances Co.............................          500         35,891
 Mississippi Chemical Corp.............................        2,800         46,900
 *Molten Metal Technology, Inc.........................        1,600            328
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Monarch Casino and Resort, Inc.......................          500   $      3,063
 Monarch Machine Tool Co...............................          300          2,625
 *Monro Muffler Brake, Inc.............................          600          9,863
 *Moog, Inc. Class A...................................          500         19,563
 *Moore Medical Corp...................................          100          1,313
 Moore Products Co.....................................          100          3,288
 *Morgan Products, Ltd.................................          700          3,763
 *Morrison Knudsen Corp................................        3,900         46,313
 *Morrow Snowboards, Inc...............................          100            159
 *Mother's Work, Inc...................................          200          1,925
 Movado Group, Inc.....................................          937         27,407
 *Movie Gallery, Inc...................................        2,100         14,831
 *Multiple Zones International, Inc....................          500          1,672
 *Musicland Stores Corp................................        2,900         41,869
 *Mutual Savings Bank FSB Bay City, MI.................          500          6,094
 *Mylex Corp...........................................        1,500         10,453
 *N & F Worldwide Corp.................................        1,500         14,625
 *NABI, Inc............................................        2,900         10,422
 NBT Bancorp...........................................          809         26,217
 NCH Corp..............................................          200         12,738
 *NCS Healthcare, Inc..................................          600         17,213
 *NPS Pharmaceuticals, Inc.............................        1,000          8,125
 *NS Group, Inc........................................        1,200         15,300
 *NSA International, Inc...............................          200            325
 NSC Corp..............................................        1,269          2,597
 NYMAGIC, Inc..........................................        1,000         29,250
 *Napco Security Systems, Inc..........................          500          2,656
 Nash Finch Co.........................................          900         15,272
 *Nashua Corp..........................................          500          7,906
 *Nathans Famous, Inc..................................          400          1,538
 *National Auto Credit, Inc............................        2,630          3,288
 *National City Bancorp................................          798         26,803
 *National Discount Brokers Group, Inc.................        1,000         11,250
 *National Energy Group, Inc...........................        2,700          4,683
 *National Home Centers, Inc...........................          500            844
 *National Home Health Care Corp.......................          206            901
 *National Media Corp..................................        1,600          2,100
 National Presto Industries, Inc.......................          500         20,219
 *National Processing, Inc.............................          600          5,925
 National Steel Corp. Class B..........................        2,800         44,100
 National Technical Systems, Inc.......................          100            772
 *National Techteam, Inc...............................        1,200         10,838
 *Natural Wonders, Inc.................................          700          2,855
 Nelson (Thomas), Inc..................................          300          3,881
 *Netmanage, Inc.......................................        3,600         11,869
 *Netrix Corp..........................................        1,300          3,656
 *Network Computing Devices, Inc.......................        1,300         11,131
 *Network Equipment Technologies, Inc..................        1,700         26,669
 *Network Peripherals, Inc.............................          800          3,475
 *Neurocrine Biosciences, Inc..........................          500          4,219
 *Neuromedical Systems, Inc............................        1,000          1,594
 *New Brunswick Scientific Co., Inc....................          380          3,646
 *New Horizons Worldwide, Inc..........................          600         10,575
 New Jersey Resources Corp.............................        1,500         53,906
 Newmil Bancorp, Inc...................................          200          2,725
 Newport Corp..........................................          500         10,906
 *Nexthealth, Inc......................................          700          1,356
 *Nobel Education Dynamics, Inc........................          200          1,606
 *Noodle Kidoodle, Inc.................................        1,700          9,934
 *Nord Resources Corp..................................        1,900          4,156

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Norland Medical System, Inc..........................          100   $        219
 *Nortek, Inc..........................................        1,100         33,825
 *Northwestern Steel & Wire Co.........................        3,900         17,733
 *Norton McNaughton, Inc...............................          800          5,350
 *Novacare, Inc........................................        5,600         61,600
 *Nu Horizons Electronics Corp.........................          400          2,475
 *Nu-Kote Holding, Inc. Class A........................        2,000            844
 *Nuevo Energy Co......................................        1,400         45,500
 *Nview Corp...........................................          400            563
 O'Sullivan Corp.......................................        1,600         15,600
 *O'Sullivan Industries Holdings, Inc..................        1,100         16,500
 *O.I. Corp............................................          400          1,888
 *ODS Networks, Inc....................................        1,300          8,978
 *OHM Corp.............................................        1,900         25,888
 *OMI Corp.............................................        3,600         33,075
 *Oak Technology, Inc..................................        3,600         19,631
 *Offshore Logistics, Inc..............................        2,800         57,225
 Oil-Dri Corp. of America..............................          100          1,500
 *Old America Stores, Inc..............................          400              0
 *Old Dominion Freight Lines, Inc......................        1,000         16,688
 *Olympic Steel, Inc...................................        1,700         23,959
 *One Price Clothing Stores, Inc.......................        1,900          7,719
 Oneida, Ltd...........................................        1,350         37,716
 *Oneita Industries, Inc...............................          600            390
 *Onyx Acceptance Corp.................................          100          1,016
 *Opinion Research Corp................................          200          1,488
 *Opta Food Ingredients, Inc...........................        1,300          7,353
 *Opti, Inc............................................        1,200          7,838
 Optical Coating Laboratory, Inc.......................        1,000         16,813
 *Optika Imaging Systems, Inc..........................          400          1,175
 *Option Care, Inc.....................................          800          2,675
 *Orange Co., Inc......................................          700          4,638
 *Oravax, Inc..........................................          300            370
 *Orbital Sciences Corp................................        2,400         98,250
 Oregon Steel Mills, Inc...............................        2,700         65,306
 *Oroamerica, Inc......................................          700          7,634
 *Orthologic Corp......................................        2,000         10,563
 Oshkosh Truck Corp. Class B...........................        1,700         39,631
 *Oshman's Sporting Goods, Inc.........................          500          2,938
 *Ostex International, Inc.............................        2,000          5,063
 *Outlook Group Corp...................................          400          2,400
 Overseas Shipholding Group, Inc.......................        1,800         34,875
 Owosso Corp...........................................          100            706
 Oxford Industries, Inc................................          700         24,413
 *PC Service Source, Inc...............................        1,000          4,875
 *PIA Merchandising Services, Inc......................          200          1,338
 *PICO Holdings, Inc...................................        2,900         12,959
 PLM International, Inc................................        1,000          8,625
 *PPT Vision, Inc......................................          300          2,063
 PS Group Holdings, Inc................................          500          6,438
 PXRE Corp.............................................        1,511         47,597
 Pancho's Mexican Buffet, Inc..........................          400            675
 *Par Technology Corp..................................        1,000          6,563
 *Paragon Trade Brands, Inc............................          500          2,375
 Park Electrochemical Corp.............................        1,300         30,875
 *Park-Ohio Industries, Inc............................        1,700         32,088
 *Parker Drilling Co...................................        1,000          8,438
 *Parlux Fragrances, Inc...............................        2,400          4,875
 Patrick Industries, Inc...............................        1,000         15,813
 *Paul Harris Stores, Inc..............................          500          6,438
 *Paxson Communications Corp...........................        1,500         17,719
 *Payless Cashways, Inc................................           34            110
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Paymentech, Inc......................................        2,100   $     35,700
 Penford Corp..........................................          400         12,500
 *Penn Traffic Co......................................          200            813
 *Penn Treaty American Corp............................          600         18,225
 Penn Virginia Corp....................................          400         11,300
 Penncorp Financial Group, Inc.........................        1,100         24,338
 Pennfed Financial Services, Inc.......................        1,000         17,438
 *Peoples Choice TV Corp...............................        1,000          1,563
 *Peoples Telephone Co., Inc...........................        1,400          3,763
 *Perfumania, Inc......................................        1,600          3,950
 *Perini Corp..........................................          400          3,550
 *Periphonics Corp.....................................          200          2,038
 *Petco Animal Supplies, Inc...........................          500          9,750
 *Pete's Brewing Co....................................          600          3,497
 *Petrocorp, Inc.......................................        1,700         13,813
 *Phar-Mor, Inc........................................        1,100         10,519
 *Pharmaceutical Resources, Inc........................        1,600          7,300
 *Pharmchem Laboratories, Inc..........................          500          1,250
 *Pharmerica, Inc......................................        3,200         38,900
 *Philip Services Corp.................................          607          2,352
 Phillips-Van Heusen Corp..............................        2,500         32,500
 Phoenix Investment Partners, Ltd......................        3,800         35,625
 *Photon Dynamics, Inc.................................          400          1,750
 *Phymatrix Corp.......................................        1,100         10,364
 *Physician Reliance Network, Inc......................        4,200         46,331
 *Physicians Resource Group, Inc.......................        2,200         11,275
 *Physiometrix, Inc....................................          200            338
 Piccadilly Cafeterias, Inc............................          900         11,588
 *Picturetel Corp......................................        3,300         31,144
 Pilgrim Pride Corp....................................        1,600         27,400
 Pinnacle Bancshares, Inc..............................          200          3,188
 *Pinnacle Systems, Inc................................          200          6,725
 Pioneer Standard Electronics, Inc.....................        1,400         17,456
 Pittston Co. Burlington Group.........................        1,700         29,856
 *Planar Systems, Inc..................................        1,800         21,825
 *Players International, Inc...........................        5,000         27,031
 *Pollo Tropical, Inc..................................        1,000          9,969
 *Polymedica Industries, Inc...........................          500          4,313
 *Polymer Group, Inc...................................        1,500         17,906
 *Pool Energy Services Co..............................        1,200         24,488
 Pope & Talbot, Inc....................................        1,100         14,919
 Portec, Inc...........................................          500          7,969
 *Powercerv Corp.......................................        1,300          6,378
 *Powerhouse Technologies, Inc.........................          900          8,691
 *Powertel, Inc........................................        2,500         45,469
 *Precision Response, Corp.............................          500          3,430
 Presidential Life Corp................................        2,900         63,981
 *Price Communications Corp............................          976         10,614
 Price Enterprises, Inc................................        1,800         32,119
 *Pricesmart, Inc......................................          450          7,003
 Prime Bancorp, Inc....................................          330         15,015
 Primesource Corp......................................          500          4,531
 *Procyte Corp.........................................        1,100          1,323
 *Proffitts, Inc.......................................        1,400         54,950
 *Progress Software Corp...............................          500         16,172
 Progressive Bank, Inc.................................          300         12,450
 *Proteon, Inc.........................................        1,700          2,125
 *Protocol Systems, Inc................................        1,400         13,475
 *Provident American Corp..............................          400          2,538
 *Proxim, Inc..........................................          900         11,869
 *Pure World, Inc......................................          200          2,900
 *Pyramid Breweries, Inc...............................          300            919

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *QMS, Inc.............................................          900   $      3,994
 *Quad Systems Corp....................................        1,200          4,613
 Quaker Chemical Corp..................................          500         10,406
 *Quaker City Bancorp, Inc.............................          500         11,344
 *Quaker Fabric Corp...................................          700         18,725
 Quaker State Corp.....................................        2,700         45,731
 *Quality Dining, Inc..................................        1,400          5,709
 *Quality Semiconductor, Inc...........................          200            628
 *Quality Systems, Inc.................................        1,000          8,625
 Quanex Corp...........................................        1,600         49,700
 *Quest Medical, Inc...................................          200          1,788
 *Quintel Entertainment, Inc...........................        1,000          5,438
 Quixote Corp..........................................        1,000         12,938
 *R & B, Inc...........................................        1,100         14,300
 RLI Corp..............................................          600         31,275
 *RMH Teleservices, Inc................................          200            747
 RPC, Inc..............................................        2,400         31,650
 *RTW, Inc.............................................        1,000          7,938
 *Rag Shops, Inc.......................................          200            725
 *Railamerica, Inc.....................................          500          3,219
 *Railtex, Inc.........................................        1,000         15,469
 *Rainforest Cafe, Inc.................................          700          9,734
 *Rally's Hamburgers, Inc..............................        1,300          2,783
 *Ramsay Health Care, Inc..............................          700          1,356
 *Rare Hospitality International, Inc..................        1,800         22,444
 *Raster Graphics, Inc.................................          200            213
 *Read-Rite Corp.......................................        3,200         28,100
 *Reading Entertainment, Inc...........................          400          5,375
 *Recoton Corp.........................................          800         25,925
 *Redwood Empire Bancorp...............................          200          4,075
 *Refac Technology Development Corp....................          300          3,188
 *Regeneron Pharmaceuticals, Inc.......................        2,100         19,688
 *Relm Wireless Corp...................................          400          1,563
 *Rentrak Corp.........................................          100            589
 *Republic Automotive Parts, Inc.......................          300          6,122
 *Republic Engineered Steels, Inc......................          100            334
 Resource Bancshares Mortgage Group, Inc...............        1,630         28,474
 *Response Oncology, Inc...............................          873          5,538
 *Rex Stores Corp......................................          500          6,719
 *Riddell Sports, Inc..................................        1,700          8,819
 *Ride, Inc............................................        2,000          3,625
 Riggs National Corp...................................        2,000         54,875
 *Right Management Consultants, Inc....................          300          4,106
 *Rightchoice Managed Care, Inc. Class A...............          300          3,469
 *Rio Hotel & Casino, Inc..............................          700         15,225
 Rival Co..............................................          600          8,756
 Roanoke Electric Steel Corp...........................        1,800         36,675
 *Roberds, Inc.........................................          500          1,406
 *Roberts Pharmaceutical Corp..........................        2,100         34,650
 *Rock Bottom Restaurants, Inc.........................        1,600         10,100
 Rock-Tenn Co. Class A.................................        1,400         20,563
 *Rocky Shoes & Boots, Inc.............................          100          1,566
 *Rodman & Renshaw Capital Group, Inc..................          600              0
 Rollins Truck Leasing Corp............................        5,850         70,200
 *Rottlund, Inc........................................          500          2,000
 Rouge Industries, Inc. Class A........................          900         11,363
 Ruby Tuesday, Inc.....................................        2,000         32,125
 *Ryans Family Steak Houses, Inc.......................        4,500         45,984
 Ryland Group, Inc.....................................          800         16,050
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *S&K Famous Brands, Inc...............................          400   $      7,250
 *S3, Inc..............................................        4,200         27,431
 *SED International Holdings, Inc......................        1,000          8,781
 *SEMX Corp............................................        1,000          5,672
 *SLH Corp.............................................          450         10,505
 *SSE Telecom, Inc.....................................          500          2,078
 *STM Wireless, Inc. Class A...........................          200          2,138
 *SYNC Research, Inc...................................        1,100          4,091
 *Safety 1st, Inc......................................          200          1,500
 *Saint Paul Companies, Inc............................          366         16,241
 *Salant Corp. DE......................................        1,600          1,000
 *San Filippo (John B.) & Son, Inc.....................          800          5,200
 Sanderson Farms, Inc..................................        1,300         15,356
 *Sands Regent Casino Hotel............................          400            875
 *Santa Cruz Operation, Inc............................        2,400         12,075
 *Saucony, Inc. Class B................................          300          1,613
 *Scholastic Corp......................................        1,100         43,622
 *Schuler Homes, Inc...................................        1,800         14,963
 *Schulman (A.), Inc...................................        2,100         42,000
 *Sealright Co., Inc...................................        1,000         13,500
 *Secom General Corp...................................          400            675
 *Seitel, Inc..........................................        1,000         17,000
 Selective Insurance Group, Inc........................        2,000         52,375
 *Sequa Corp. Class A..................................        1,000         69,000
 *Sequent Computer Systems, Inc........................        3,100         51,634
 *Service Merchandise Co., Inc.........................        8,800         18,700
 *Servico, Inc.........................................          500          8,500
 *Sharper Image Corp...................................          500          3,094
 *Sheldahl, Inc........................................        1,000          9,563
 *Shiloh Industries, Inc...............................        1,100         23,547
 *Shoe Carnival, Inc...................................          800         11,150
 *Sholodge, Inc........................................          600          5,588
 *Shoney's, Inc........................................        2,258         10,020
 *Shopko Stores, Inc...................................        2,700         94,163
 Showboat, Inc.........................................        1,300         39,813
 Sifco Industries, Inc.................................          400          9,750
 *Sight Resource Corp..................................        1,700          6,853
 *Signal Technology Corp...............................          600          3,375
 *Silicon Valley Group, Inc............................        2,800         51,013
 Simmons First National Corp. Class A..................          200          8,938
 Simpson Industries, Inc...............................        1,900         26,541
 *Sizzler International, Inc...........................        2,400          6,600
 Skyline Corp..........................................          900         26,213
 Skywest, Inc..........................................        1,100         47,781
 Smart & Final Food, Inc...............................        1,000         18,750
 *Smartflex Systems, Inc...............................        1,000          8,750
 Smith (A.O.) Corp.....................................          800         40,400
 Smith (A.O.) Corp. Convertible Class A................          200         10,100
 *Sodak Gaming, Inc....................................        1,900         12,053
 *Softech, Inc.........................................          300          1,838
 *Software Spectrum, Inc...............................        1,000         18,063
 *Sonosight, Inc.......................................          366          2,425
 South Jersey Industries, Inc..........................          500         13,656
 *Southern Energy Homes, Inc...........................        1,200         11,925
 *Southwall Technologies, Inc..........................          500          2,813
 Southwest Bancshares, Inc. DE.........................          300          9,563
 Southwest Securities Group, Inc.......................          220          5,555
 Southwestern Energy Co................................        2,200         23,238
 *Spacelabs Medical, Inc...............................        1,000         16,469
 *Spaghetti Warehouse, Inc.............................          500          3,438
 *Spartan Motors, Inc..................................        1,000          7,406

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sparton Corp.........................................          500   $      4,250
 *Spec's Music, Inc....................................          400          1,113
 *Specialty Chemical Resources, Inc....................          300            263
 *Spectran Corp........................................          500          4,063
 *Speizman Industries, Inc.............................          300          1,688
 *Spiegel, Inc. Class A Non-Voting.....................        1,500          8,016
 *Sport Chalet, Inc....................................          600          3,244
 *Sport Supply Group, Inc..............................          300          2,831
 *Sports Authority, Inc................................        1,300         19,581
 *Sports Club Co., Inc.................................          600          4,275
 Springs Industries, Inc. Class A......................          300         16,838
 St. Paul Bancorp, Inc.................................        3,000         75,563
 *Stac, Inc............................................          100            531
 *Staff Builders, Inc. Class A.........................        1,700          2,630
 *Standard Commercial Corp.............................          856          9,523
 *Standard Management Corp.............................          700          5,206
 *Standard Microsystems Corp...........................        1,600         17,750
 Standard Motor Products, Inc. Class A.................        1,100         24,200
 Standard Pacific Corp. DE.............................        2,600         45,013
 Standard Products Co..................................        1,400         41,125
 *Stanley Furniture, Inc...............................          400          8,125
 *Starcraft Corp.......................................          200            450
 Starrett (L.S.) Co. Class A...........................          200          7,738
 *Starter Corp.........................................        2,300          7,763
 *Station Casinos, Inc.................................        2,600         38,675
 *Steel of West Virginia, Inc..........................          600          6,525
 Steel Technologies, Inc...............................        1,500         16,875
 Stepan Co.............................................          500         15,813
 Stephan Co............................................          200          2,550
 Sterling Bancorp......................................          500         13,688
 *Sterling Financial Corp. WA..........................          600         15,750
 Stewart & Stevenson Services, Inc.....................        1,900         39,366
 Stewart Information Services Corp.....................          500         19,188
 Stifel Financial Corp.................................          525          8,203
 *Stimsonite Corp......................................        1,200          9,188
 Stone & Webster, Inc..................................          800         32,400
 *Stormedia, Inc. Class A..............................        1,000          3,281
 *Strategic Distribution, Inc..........................        1,500          8,109
 *Stratus Properties, Inc..............................        1,300          7,475
 Strawbridge and Clothier Liquidating Trust............          900            586
 *Strouds, Inc.........................................        1,100          3,644
 *Stuart Entertainment, Inc............................          600          1,013
 *Suburban Lodges of America, Inc......................        1,200         19,275
 *Sulcus Computer Corp.................................        1,800          4,725
 Sumitomo Bank of California...........................        1,300         48,831
 *Summa Four, Inc......................................          500          5,969
 *Summit Technology, Inc...............................          500          2,695
 *Summitt Medical Systems, Inc.........................        1,300          4,631
 *Sun Television and Appliances, Inc...................        2,400          4,875
 *Sunrise Medical, Inc.................................        2,000         31,000
 *Sunrise Resources, Inc...............................        1,400          4,638
 Superior Surgical Manufacturing Co., Inc..............          800         12,600
 *Suprema Specialties, Inc.............................        1,200          4,988
 *Supreme International Corp...........................        1,000         16,875
 Susquehanna Bancshares, Inc...........................        1,650         61,566
 *Swift Energy Corp....................................        1,200         21,675
 *Swiss Army Brands, Inc...............................        1,700         19,391
 *Sybase, Inc..........................................        2,200         17,531
 *Sylvan, Inc..........................................          400          5,950
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Symmetricom, Inc.....................................        1,100   $      6,978
 *Syms Corp............................................        1,500         22,313
 *Synbiotics Corp......................................          600          1,894
 *Syncor International Corp. DE........................          900         15,750
 *Syntellect, Inc......................................        1,300          3,372
 *Synthetic Industries, Inc............................          200          4,081
 *Syquest Technology, Inc..............................          900          1,617
 *TBC Corp.............................................        2,600         21,369
 TCBY Enterprises, Inc.................................        2,200         21,313
 *TCSI Corp............................................        1,800          9,338
 *TII Industries, Inc..................................        1,200          5,175
 TJ International, Inc.................................        1,400         40,556
 TR Financial Corp.....................................        1,000         44,719
 *TRC Companies, Inc...................................          300          1,500
 *TRM Copy Centers Corp................................        1,000         12,938
 Tab Products Co. DE...................................          400          5,850
 *Taco Cabana, Inc.....................................        2,500         15,859
 Talbots, Inc..........................................        2,300         65,694
 *Tandy Brand Accessories, Inc.........................          500          8,813
 *Tandy Crafts, Inc....................................        1,000          4,750
 *Tech-Sym Corp........................................          300          8,681
 Technology Research Corp..............................          300            633
 *Tegal Corp...........................................        1,200          4,969
 *Tei, Inc.............................................        1,200          2,588
 *Telco Systems, Inc...................................        1,000          9,875
 Telxon Corp...........................................          500         16,594
 Terra Industries, Inc.................................        1,000         10,125
 *Tesoro Petroleum Corp................................        2,100         40,556
 *Tesseract Group, Inc.................................        1,000          5,250
 Texas Industries, Inc.................................        1,800        106,875
 *Texas Micro, Inc.....................................        1,000          3,938
 *Thermo Power Corp....................................        1,000         11,375
 Thermo Remediation, Inc...............................          900          4,950
 *Thermo Sentron, Inc..................................          500          6,281
 *Thermo Terratech, Inc................................          500          2,375
 *Thermo Voltek Corp...................................        1,000          7,000
 Thomas Industries, Inc................................          450         11,531
 Thomaston Mills, Inc..................................          400          3,100
 *Thorn Apple Valley, Inc..............................        1,500         23,625
 *Tipperary Corp.......................................        1,000          3,625
 *Titan Corp...........................................        1,546          9,856
 Titan International, Inc..............................        1,200         23,325
 Toastmaster, Inc......................................          600          3,675
 *Todd Shipyards Corp..................................          800          5,150
 *Topps, Inc...........................................        3,800         13,003
 *Tower Air, Inc.......................................        1,100          4,727
 *Trans World Airlines, Inc............................        3,000         31,125
 *Trans World Entertainment Corp.......................        1,600         57,650
 *Transfinancial Holdings, Inc.........................          300          2,700
 Transtechnology Corp..................................          500         13,500
 *Transworld Healthcare, Inc...........................        1,000          6,438
 *Travel Ports of America, Inc.........................          228            762
 Treadco, Inc..........................................          500          4,344
 *Tremont Corp. DE.....................................          600         33,750
 *Trend-Lines, Inc. Class A............................          200          1,075
 *Trident Microsystems, Inc............................          800          5,625
 *Tridex Corp..........................................          300          2,063
 Trigen Energy Corp....................................          400          5,550
 Trion, Inc............................................          100            588
 *Tripos, Inc..........................................          100          1,113
 *Trism, Inc...........................................          500          1,203
 *Truevision, Inc......................................        1,300          2,681

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Trump Hotels & Casino Resorts, Inc...................        2,000   $     17,125
 *Tseng Laboratories, Inc..............................        1,600          3,600
 *Tultex Corp..........................................        2,500          7,500
 *Turner Corp..........................................          300          8,063
 Twin Disc, Inc........................................          200          6,400
 Tyler Corp............................................        1,700         15,938
 Tyson Foods, Inc. Class A.............................          900         19,013
 U.S. Bancorp, Inc.....................................          500         40,031
 *U.S. Diagnostic, Inc.................................        2,500         11,211
 *URS Corp.............................................          719         11,953
 *US Can Corp..........................................        1,100         18,631
 *US Foodservice, Inc..................................          697         23,088
 *Ugly Duckling Corp...................................        1,000          8,781
 *Ultimate Electronics, Inc............................          300            994
 *Ultradata Corp.......................................          100            531
 *Ultrafem, Inc........................................        1,000             70
 *Ultrak, Inc..........................................        1,400         13,694
 *Ultratech Stepper, Inc...............................        1,700         34,478
 *Uni-Marts, Inc.......................................          500          1,813
 Unico American Corp...................................          500          7,781
 Unifirst Corp.........................................        1,100         28,325
 *Unimark Group, Inc...................................        1,000          4,875
 *Union Acceptance Corp. Class A.......................          500          3,656
 *Unique Casual Restaurants, Inc.......................          500          2,984
 *Uniroyal Technology Corp.............................        2,100         19,031
 *Unit Corp............................................          200          1,563
 *Unit Instruments, Inc................................          300          1,950
 *United American Healthcare Corp.,....................          700            700
 United Companies Financial Corp.......................        2,300         42,263
 United Industrial Corp................................        1,400         16,800
 *United Retail Group, Inc.............................        1,100         12,169
 *United States Home Corp..............................        1,000         40,438
 United Wisconsin Services, Inc........................        1,800         55,800
 *Unitrode Corp........................................          500          6,531
 *Universal Electronics, Inc...........................          300          3,019
 *Universal International, Inc.........................          400            913
 *Universal Standard Medical Labs, Inc.................          500          1,063
 *Uno Restaurant Corp..................................          600          4,425
 *Uranuim Resources, Inc...............................        1,900          4,898
 *Urocor, Inc..........................................        1,100          8,113
 *Utilx Corp...........................................          800          4,050
 *V Band Systems, Inc..................................          500            172
 *VTEL Corp............................................        1,600          9,250
 *Vallen Corp..........................................        1,000         20,688
 *Value City Department Stores, Inc....................        2,600         46,313
 Value Line, Inc.......................................          600         26,175
 *Valuevision International, Inc. Class A..............        2,700         10,884
 *Vans, Inc............................................          500          4,953
 *Variflex, Inc........................................        1,200          6,563
 Varlen Corp...........................................        1,665         56,506
 *Vaughn Communications, Inc...........................          100            906
 *Vectra Technologies, Inc.............................          500             20
 *Venture Stores, Inc..................................        1,500            199
 *Verity, Inc..........................................        1,500         11,531
 Vermont Financial Services Corp.......................          200          5,669
 *Vertex Communications Corp...........................          200          4,350
 *Veterinary Centers of America, Inc...................        1,500         28,078
 *Vicorp Restaurants, Inc..............................          800         12,300
 *Video Display Corp...................................          300          3,263
 *Video Services Corp..................................          500          1,781
 *Video Update, Inc....................................        2,175          3,908
 *Videonics, Inc.......................................          200            550
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Virco Manufacturing Corp..............................          900   $     23,963
 *Virtualfund.Com, Inc.................................          900          3,853
 *Vista Medical Technologies, Inc......................          500          2,734
 Vital Signs, Inc......................................          700         12,359
 *Vitalink Pharmacy Services, Inc......................        2,700         58,556
 *WFS Financial, Inc...................................        1,800         15,469
 *WHX Corp.............................................        2,200         30,250
 *WLR Foods, Inc.......................................        1,314          9,362
 *WPI Group, Inc.......................................        1,000          7,594
 Walbro Corp...........................................        1,600         16,500
 *Wall Data, Inc.......................................          600          7,781
 *Wandel & Goltermann Technologies, Inc................          100          1,500
 Warren Bancorp, Inc...................................          600          7,500
 *Washington Homes, Inc................................          700          3,500
 Washington Savings Bank FSB Waldorf, MD...............          400          2,850
 Watkins-Johnson Co....................................          500         12,594
 Watts Industries, Inc. Class A........................        1,600         37,300
 Webb (Del) Corp.......................................        1,600         38,800
 Webster Financial Corp................................          504         16,868
 *Weirton Steel Corp...................................        3,600         14,625
 Wellman, Inc..........................................        3,500         84,219
 *Wells-Gardner Electronics Corp.......................          200          1,013
 Wesbanco, Inc.........................................          700         18,025
 *West Coast Entertainment Corp........................          200            381
 West, Inc.............................................        1,300         38,350
 Westco Bancorp, Inc...................................          300          9,094
 Westcorp, Inc.........................................        1,800         21,825
 Westerfed Financial Corp..............................          500         12,313
 *Western Beef, Inc....................................          500          4,125
 *Weston (Roy F.), Inc. Class A........................          600          2,288
 *White Pine Software, Inc.............................          700          1,728
 *Whittaker Corp.......................................          700          9,975
 *Wickes Lumber Co.....................................        1,200          6,825
 *Williams Clayton Energy, Inc.........................          700          7,394
 *Wilshire Oil Co. of Texas............................          515          3,154
 Windmere Corp.........................................        1,400         44,363
 Winnebago Industries, Inc.............................        1,800         20,138
 Wiser Oil Co..........................................          800          8,350
 Wolohan Lumber Co.....................................          600          7,500
 *Wolverine Tube, Inc..................................          400         14,600
 *Workgroup Technology Corp............................          900          3,431
 *Worldtex, Inc........................................        1,200          8,100
 *Xetel Corp...........................................        1,300          5,769
 *Xicor, Inc...........................................        1,600          3,450
 Xtra Corp.............................................          300         15,750
 Yankee Energy Systems, Inc............................          900         21,600
 *Yellow Corp..........................................        2,400         45,150
 York Financial Corp...................................          756         16,750
 *Zale Corp............................................        3,000         92,813
 *Zaring National Corp.................................          100          1,006
 *Zemex Corp...........................................          742          7,374
 Zenith National Insurance Corp........................        1,500         42,938
 *Zoll Medical Corp....................................          900          5,513
 Zurn Industries, Inc..................................          600         24,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,359,400)...................................                  19,326,626
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Amerus Life Holdings, Inc. Class A Warrants
   04/03/02............................................           46            425
                                                                       ------------

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.9%)
 Repurchase Agreements, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.875%, 08/31/99, valued at $569,800) to be
   repurchased at $556,243.
   (Cost $556,000).....................................  $       556   $    556,000
                                                                       ------------
TOTAL INVESTMENTS -- (102.5%)
  (Cost $15,915,400)++.................................                  19,883,051
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-2.5%)
 Other Assets..........................................                      21,925
 Payable for Investment Securities Purchased...........                    (439,219)
 Payable for Fund Shares Redeemed......................                     (44,997)
 Other Liabilities.....................................                     (15,027)
                                                                       ------------
                                                                           (477,318)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,245,771
  Outstanding $.01 Par Value Shares
  (50,000,000 Shares Authorized).......................                $ 19,405,733
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      15.58
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.1%)
 AK Steel Holding Corp.................................        2,200   $     40,975
 *AMR Corp.............................................        4,000        615,750
 *Advanced Micro Devices, Inc..........................        5,100         99,450
 Advanta Corp. Class A.................................          166          3,444
 Advanta Corp. Class B Non-Voting......................          272          5,159
 Aetna, Inc............................................        5,200        406,575
 Agco Corp.............................................        1,100         27,637
 *Alexander & Baldwin, Inc.............................        1,600         46,100
 *Alleghany Corp.......................................          100         35,500
 Alumax, Inc...........................................        2,000         93,625
 Ambac, Inc............................................        2,500        136,719
 Amerada Hess Corp.....................................        3,200        173,000
 American Financial Group, Inc. (New)..................        1,500         67,781
 American General Corp.................................        9,519        638,963
 American Greetings Corp. Class A......................        2,600        123,500
 American National Insurance Co........................          600         63,637
 Apache Corp...........................................        1,800         61,537
 Archer-Daniels Midland Co.............................       20,720        391,090
 Argonaut Group, Inc...................................          300          9,703
 *Arrow Electronics, Inc...............................        2,600         65,487
 *Asarco, Inc..........................................        1,700         38,569
 *Associates First Capital Corp. Class A...............       10,562        790,170
 Astoria Financial Corp................................          600         33,019
 *Atmel Corp...........................................          400          5,912
 Avnet, Inc............................................        1,800        106,200
 Ball Corp.............................................          900         35,494
 Bear Stearns Companies, Inc...........................        3,161        171,484
 Berkley (W.R.) Corp...................................          900         42,412
 *Bethlehem Steel Corp.................................        4,200         51,450
 *Beverly Enterprises..................................        2,800         40,075
 Black & Decker Corp...................................        3,400        198,475
 Block Drug Co., Inc. Class A..........................          309         13,577
 Boise Cascade Corp....................................        1,800         60,075
 Borg Warner Automotive, Inc...........................          400         22,800
 Bowater, Inc..........................................        1,200         60,750
 *Burlington Industries, Inc...........................        1,600         28,100
 Burlington Northern Santa Fe Corp.....................        5,500        547,250
 CIGNA Corp............................................        7,500        513,750
 *CNA Financial Corp...................................        2,300        347,875
 CSX Corp..............................................        7,900        376,237
 *Cabletron Systems, Inc...............................        5,600         72,100
 Capital Re Corp.......................................          500         37,250
 Carpenter Technology Corp.............................          600         31,800
 Champion International Corp...........................        3,300        158,400
 Chesapeake Corp.......................................          700         24,850
 Chiquita Brands International, Inc....................        2,100         28,219
 *Chris-Craft Industries, Inc..........................          754         39,632
 Chrysler Corp.........................................       23,400      1,301,625
 Cincinnati Financial Corp.............................        6,390        269,578
 Circuit City Stores, Inc. (Circuit City Group)........          300         12,712
 *Circus Circus Enterprises, Inc.......................        3,600         63,900
 Citizens Corp.........................................        1,300         41,762
 Commerce Group, Inc...................................        1,400         49,962
 Comsat Corp. Series 1.................................        1,800         62,775

                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Consolidated Freightways Corp........................          450   $      6,666
 Consolidated Papers, Inc..............................        3,000         86,812
 Coors (Adolph) Co. Class B............................        1,000         37,531
 Countrywide Credit Industries, Inc....................        3,600        166,500
 *Crown Cork & Seal Co., Inc...........................        2,300        119,312
 Cummins Engine Co., Inc...............................        1,100         57,200
 *Cypress Semiconductor Corp...........................        1,100          9,419
 Cyprus Amax Minerals Co., Inc.........................        3,200         50,800
 *DSC Communications Corp..............................          600         10,256
 Darden Restaurants, Inc...............................        5,500         84,906
 *Digital Equipment Corp...............................        5,300        290,837
 Dillards, Inc. Class A................................        4,000        168,250
 *EEX Corp.............................................        5,699         56,278
 Echlin, Inc...........................................          200          9,500
 Enhance Financial Services Group, Inc.................          500         32,562
 Enron Corp............................................        1,400         70,175
 *Extended Stay America, Inc...........................        2,000         22,000
 *Federated Department Stores, Inc.....................        7,400        383,412
 Fina, Inc. Class A....................................          700         44,975
 Financial Security Assurance Holdings, Ltd............          900         53,325
 Fingerhut Companies, Inc..............................        1,800         52,762
 First Hawaiian, Inc...................................        1,200         45,300
 Florida East Coast Industries, Inc....................          300         37,425
 Fluor Corp............................................        3,400        162,137
 Ford Motor Co.........................................       40,300      2,090,562
 Foster Wheeler Corp...................................        2,000         50,750
 *Fruit of The Loom, Inc. Class A......................        2,400         86,250
 GATX Corp.............................................          600         49,275
 General Motors Corp...................................       25,600      1,841,600
 General Motors Corp. Class H..........................        3,700        183,150
 *Genesis Health Ventures, Inc.........................        1,200         30,375
 Georgia-Pacific Corp..................................        3,300        211,819
 Georgia-Pacific Corp. Timber Group....................        3,300         77,756
 *Golden State Bancorp, Inc............................        2,000         76,625
 Golden West Financial Corp............................        1,400        151,200
 Great Atlantic & Pacific Tea Co., Inc.................        1,100         35,200
 Great Lakes Chemical Corp.............................        2,000         80,000
 Helmerich & Payne, Inc................................        1,000         25,250
 Hilton Hotels Corp....................................        1,800         56,587
 Hollinger International, Inc. Class A.................        2,500         40,156
 IBP, Inc..............................................        3,100         60,063
 *IVAX Corp............................................        4,300         39,506
 Inland Steel Industries, Inc..........................        1,700         48,663
 *Integrated Device Technology, Inc....................        2,600         24,334
 International Paper Co................................       11,900        547,400
 *International Speciality Products, Inc...............        3,500         60,594
 *Jacor Communications, Inc............................        2,000        105,625
 *K Mart Corp..........................................       18,400        356,500
 *Komag, Inc...........................................        1,700         16,734
 LNR Property Corp.....................................          500         12,938
 *LSI Logic Corp.......................................        5,100        108,694
 LTV Corp..............................................        3,900         42,656
 Lafarge Corp..........................................        5,900        221,988
 *Lam Research Corp....................................        1,100         26,159
 Lehman Brothers Holdings, Inc.........................        3,700        262,469

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Liberty Corp..........................................        1,000   $     50,313
 Liberty Financial Companies, Inc......................        1,200         41,925
 Lincoln National Corp.................................        3,700        332,538
 Loews Corp............................................        4,100        372,075
 Longs Drug Stores Corp................................          200          6,063
 *Longview Fibre Co....................................        1,900         31,350
 *Louisiana-Pacific Corp...............................        4,000         79,750
 Mallinckrodt, Inc.....................................        2,500         77,031
 Mead Corp.............................................        3,800        118,275
 Media General, Inc. Class A...........................          600         27,600
 Mercantile Stores Co., Inc............................        1,500        117,938
 *Micron Technology, Inc...............................        8,400        197,925
 Morgan (J.P.) & Co., Inc..............................        3,400        422,238
 Murphy Oil Corp.......................................          800         40,250
 NAC RE Corp...........................................          500         23,344
 *National Semiconductor Corp..........................        4,000         65,000
 *Navistar International Corp..........................        2,200         66,413
 *Nextel Communications Corp. Class A..................        3,000         70,594
 Norfolk Southern Corp.................................       14,000        438,375
 *Novell, Inc..........................................       12,600        132,694
 Occidental Petroleum Corp.............................       12,800        353,600
 *Octel Corp...........................................          500         10,906
 *Officemax, Inc.......................................        4,400         72,325
 Ogden Corp............................................        1,900         54,269
 Ohio Casualty Corp....................................        1,000         48,438
 Old Republic International Corp.......................        5,850        166,725
 Olsten Corp...........................................        3,000         37,313
 Overseas Shipholding Group, Inc.......................        1,100         21,313
 *Oxford Health Plans, Inc.............................        1,400         24,106
 Pacific Century Financial Corp........................        3,400         85,213
 *Pacificare Health Systems, Inc. Class A..............          216         17,408
 *Pacificare Health Systems, Inc. Class B..............        1,052         86,987
 Penncorp Financial Group, Inc.........................        1,000         22,125
 Pep Boys - Manny, Moe & Jack..........................        2,000         44,500
 *Pharmerica, Inc......................................        1,274         15,487
 Phelps Dodge Corp.....................................        2,200        134,200
 *Phycor, Inc..........................................          900         15,159
 *Potlatch Corp........................................        1,200         52,575
 Provident Companies, Inc..............................        3,634        134,004
 Pulte Corp............................................          700         37,319
 RJR Nabisco Holdings Corp.............................       12,340        347,834
 Rayonier, Inc.........................................          700         32,856
 *Read-Rite Corp.......................................        1,000          8,781
 Reynolds Metals Co....................................        2,600        150,800
 Russell Corp..........................................        1,100         29,975
 Ryder System, Inc.....................................        3,000        102,188
 Safeco Corp...........................................        4,900        228,769
 *Saint Paul Companies, Inc............................        8,712        386,595
 *Santa Fe Energy Resources, Inc.......................        1,900         18,881
 *Seagate Technology, Inc..............................        9,300        215,063
 *Sensormatic Electronics Corp.........................        2,600         33,313
 *Silicon Graphics, Inc................................        6,600         79,200
 Sprint Corp...........................................       11,800        846,650
 *Stone Container Corp.................................        3,700         65,675
 *Stratus Computer, Inc................................          500         18,031
 *Sun Healthcare Group, Inc............................        2,000         33,625
 TIG Holdings, Inc.....................................        1,700         42,075
 Tecumseh Products Co. Class A.........................          200         10,025
 *Tele-Communications International, Inc. Class A......        1,900         32,241
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Telephone & Data Systems, Inc.........................        1,900   $     83,125
 Temple-Inland, Inc....................................        1,900        111,625
 Terra Industries, Inc.................................        3,000         30,375
 Timken Co.............................................        2,600         97,825
 *Toys R Us, Inc.......................................        6,000        159,000
 Transamerica Corp.....................................        2,400        276,000
 Tyson Foods, Inc. Class A.............................        3,900         82,388
 UMB Financial Corp....................................          330         18,233
 USX-US Steel Group....................................        2,900        104,038
 Union Camp Corp.......................................        2,500        136,719
 Union Pacific Corp....................................        9,500        459,563
 Unionbancal Corp......................................        1,800        176,456
 *United States Cellular Corp..........................        1,900         58,306
 Unitrin, Inc..........................................        1,000         69,688
 *Valero Energy Corp...................................        2,200         71,775
 Valhi, Inc............................................        3,900         38,269
 *Viacom, Inc. Class A.................................        4,900        269,806
 *Viacom, Inc. Class B.................................       10,300        566,500
 *Vishay Intertechnology, Inc..........................        1,764         39,359
 Weis Markets, Inc.....................................        1,700         60,031
 Wesco Financial Corp..................................          100         35,550
 Westvaco Corp.........................................        3,400         96,900
 Weyerhaeuser Co.......................................        7,100        360,769
 Whirlpool Corp........................................        3,300        225,431
 *Willamette Industries, Inc...........................        4,100        140,681
 Xtra Corp.............................................          500         26,250
 *Zale Corp............................................          600         18,563
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,120,000)...................................                  28,504,554
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.75%, 10/31/02, valued at $464,025) to be
   repurchased at $453,198.
   (Cost $453,000).....................................  $       453        453,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.7%)
  (Cost $21,573,000)++.................................                  28,957,554
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.7%)
 Other Assets..........................................                     110,488
 Payable for Investment Securities Purchased...........                     (70,918)
 Payable for Fund Shares Redeemed......................                    (224,814)
 Other Liabilities.....................................                     (16,024)
                                                                       ------------
 ......................................................                    (201,268)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,652,020
  Outstanding $.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $ 28,756,286
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      17.41
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (19.8%)
COMMON STOCKS -- (19.2%)
 ASDA Group P.L.C......................................       18,900   $     56,093
 Allied Domecq P.L.C...................................        8,000         79,644
 Anglian Water P.L.C...................................        2,100         29,707
 Arcadia Group P.L.C...................................        2,337         17,912
 Arjo Wiggins Appleton P.L.C...........................        5,400         21,662
 Associated British Foods P.L.C........................       10,000         91,320
 Associated British Ports Holdings P.L.C...............        4,600         26,479
 BAA P.L.C.............................................       11,297        134,758
 BG P.L.C..............................................       34,412        177,186
 Barclays P.L.C........................................        4,500        119,906
 Bass P.L.C............................................        9,464        173,622
 British Airways P.L.C.................................        6,000         63,451
 British Land Co. P.L.C................................        5,700         62,323
 British Steel P.L.C...................................       16,300         40,270
 Capital Shopping Centres P.L.C........................        4,000         27,820
 *Centrica P.L.C.......................................       30,000         48,188
 Commercial Union P.L.C................................        8,174        148,357
 Debenhams P.L.C.......................................        4,675         30,647
 Diageo P.L.C..........................................       12,960        146,353
 General Accident P.L.C................................        4,500        102,808
 Great Universal Stores P.L.C..........................       10,100        143,373
 Greenalls Group P.L.C.................................        3,000         24,216
 Guardian Royal Exchange P.L.C.........................       10,506         69,990
 Hanson P.L.C..........................................        7,000         41,122
 Hyder P.L.C...........................................        1,701         27,211
 Imperial Chemical Industries P.L.C....................        8,700        164,713
 Inchcape P.L.C........................................        5,000         18,223
 LaPorte P.L.C.........................................        2,000         27,918
 Ladbroke Group P.L.C..................................       12,919         72,892
 Lasmo P.L.C...........................................        8,700         41,143
 *Lonrho Africa P.L.C..................................        1,587          1,915
 Lonrho P.L.C..........................................        1,587          7,765
 National Power P.L.C..................................        6,000         55,770
 National Westminster Bank P.L.C.......................       16,945        309,206
 Pilkington P.L.C......................................        8,117         19,590
 Powergen P.L.C........................................        6,228         78,608
 RMC Group P.L.C.......................................        2,000         37,669
 Rank Group P.L.C......................................        9,323         54,275
 Rio Tinto P.L.C.......................................       12,800        159,784
 Royal & Sun Alliance Insurance Group, Inc. P.L.C......       18,619        197,202
 Safeway P.L.C.........................................       10,135         61,523
 Sainsbury (J.) P.L.C..................................       16,607        131,208
 Scottish & Newcastle P.L.C............................        6,000         84,145
 Scottish Hydro-Electric P.L.C.........................        4,000         36,658
 Sears P.L.C...........................................       12,100         12,579
 Severn Trent P.L.C....................................        2,995         48,254
 Shell Transport & Trading Co., P.L.C..................       22,500        166,027
 Slough Estates P.L.C..................................        4,000         24,689
 Storehouse P.L.C......................................        5,000         22,748
 Tarmac P.L.C..........................................       10,000         20,425
 Tate & Lyle P.L.C.....................................        4,000         32,484
 Tesco P.L.C...........................................       14,659        128,607
 Thames Water P.L.C....................................        2,840         46,057

                                                            SHARES           VALUE+
                                                         ------------  ------------

 Thistle Hotels P.L.C..................................        7,000   $     22,545
 Unigate P.L.C.........................................        2,600         28,195
 Unilever P.L.C........................................       10,600        116,245
 United Assurance Group P.L.C..........................        3,000         29,891
 United Biscuits Holdings P.L.C........................        5,700         24,376
 United Utilities P.L.C................................        4,670         63,208
 Whitbread P.L.C.......................................        4,200         67,873
 Yorkshire Water P.L.C.................................        3,165         23,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,025,989)....................................                   4,342,647
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $130,564).....................................                     130,852
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $3,156,553)....................................                   4,473,499
                                                                       ------------
JAPAN -- (19.5%)
COMMON STOCKS -- (19.5%)
 Aichi Steel Works, Ltd................................        4,000          7,217
 Aisin Seiki Co., Ltd..................................        2,000         18,547
 Amada Co., Ltd........................................        3,000         15,155
 *Aoki Corp............................................        6,000          3,334
 Aoyama Trading Co., Ltd...............................        1,100         26,912
 Ashikaga Bank, Ltd....................................        9,000         13,315
 Atsugi Nylon Industrial Co., Ltd......................        5,000          7,325
 Calpis Co., Ltd.......................................        2,000          8,732
 Canon Sales Co., Inc..................................        2,000         26,558
 Chiba Bank, Ltd.......................................       10,000         35,579
 Chichibu Onoda Cement Corp............................        8,000         12,067
 Chiyoda Fire and Marine Insurance Co., Ltd............        5,000         18,295
 Chudenko Corp.........................................        1,000         20,640
 Chugoku Bank, Ltd.....................................        2,000         25,576
 Chuo Trust and Banking Co., Ltd.......................        2,000          6,235
 Citizen Watch Co., Ltd................................        3,000         22,928
 Cosmo Oil Co., Ltd....................................       10,000         16,238
 Dai Tokyo Fire & Marine Insurance Co., Ltd............        4,000         13,423
 Daicel Chemical Industries, Ltd.......................        4,000          6,842
 Daido Steel Co., Ltd..................................        5,000          8,263
 *Daikyo, Inc..........................................        3,000          3,421
 Daishi Bank, Ltd......................................        5,000         15,047
 Daito Trust Construction Co., Ltd.....................        2,916         20,813
 #Daiwa Bank, Ltd......................................       15,000         29,228
 Daiwa House Industry Co., Ltd.........................        7,000         54,509
 Daiwa Securities Co., Ltd.............................       22,000         83,672
 Ezaki Glico Co., Ltd..................................        2,200         11,035
 Fuji Photo Film Co., Ltd..............................        5,000        169,235
 *Fujita Corp..........................................        9,000          5,391
 Fukuoka City Bank, Ltd................................        4,712         16,969
 Fukuyama Transporting Co., Ltd........................        4,000         15,704
 *Gunze, Ltd...........................................        4,000          9,064
 *Hanwa Co., Ltd.......................................        2,000          2,165
 *Haseko Corp..........................................        8,000          4,792
 Higo Bank, Ltd........................................        3,000         13,813
 Hino Motors, Ltd......................................        5,000         14,578

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Hiroshima Bank, Ltd...................................        2,000   $      5,110
 Hitachi Koki Co., Ltd.................................        2,000          7,924
 Hitachi Maxell, Ltd...................................        1,000         20,640
 Hitachi Metals, Ltd...................................        5,000         18,764
 Hitachi Transport System, Ltd.........................        2,000         15,300
 Hitachi, Ltd..........................................       61,000        401,927
 *Hokkaido Bank, Ltd...................................        7,000          7,982
 Hokuriku Bank, Ltd....................................        7,000         10,104
 House Foods Corp......................................        2,000         27,568
 Hyakugo Bank, Ltd. (105th Bank).......................        4,000         16,454
 Hyakujishi Bank, Ltd..................................        3,000         13,272
 Inax Corp.............................................        2,000          6,784
 Itochu Corp...........................................       22,000         49,536
 #Kajima Corp..........................................       13,000         34,901
 *Kamagai Gumi Co., Ltd................................        6,000          3,897
 Kamigumi Co., Ltd.....................................        4,000         15,242
 Kandenko Co., Ltd.....................................        3,000         17,234
 Katokichi Co., Ltd....................................        1,000         11,136
 Keiyo Bank, Ltd.......................................        5,000         12,088
 Kinden Corp...........................................        2,000         24,176
 Kiyo Bank, Ltd........................................        5,000         11,727
 Kobe Steel, Ltd.......................................       45,000         34,424
 Kokusai Denshin Denwa Co., Ltd........................          900         31,826
 Kokusai Securities Co., Ltd...........................        2,000         18,403
 Komatsu, Ltd..........................................       14,000         58,601
 Kureha Chemical Industry Co., Ltd.....................        4,000          9,180
 Kyudenko Corp.........................................        2,000         13,135
 #Long Term Credit Bank of Japan, Ltd..................       35,000         50,770
 Maeda Corp............................................        2,000          5,701
 Makita Corp...........................................        2,000         21,578
 Marubeni Corp.........................................       22,000         44,456
 Maruetsu, Inc.........................................        3,000          8,552
 Matsushita Electric Industrial Co., Ltd...............       38,000        595,100
 Matsushita Electric Works, Ltd........................        4,000         33,457
 *Mazda Motor Corp.....................................       11,000         36,835
 Meija Seika Kaisha, Ltd. Tokyo........................        6,000         19,139
 Michimen Corp.........................................        5,000          6,495
 #Mitsubishi Chemical Corp.............................       33,000         59,063
 Mitsubishi Electric Corp..............................       37,000         87,583
 Mitsubishi Gas Chemical Co., Inc......................        5,000         12,666
 Mitsubishi Materials Corp.............................       10,000         19,485
 Mitsubishi Motors Corp................................       14,000         36,272
 Mitsubishi Oil Co., Ltd...............................        4,000          5,340
 Mitsui Chemicals, Inc.................................        5,000         12,954
 #Mitsui Trust & Banking Co., Ltd......................       16,000         37,527
 Mizuno Corp...........................................        2,000          6,813
 NKK Corp..............................................       64,000         54,501
 NSK, Ltd..............................................        7,000         25,259
 NTN Corp..............................................        4,000         10,767
 Nagase & Co., Ltd.....................................        2,000          6,856
 Nanto Bank, Ltd.......................................        3,000         12,449
 Nihon Cement Co., Ltd.................................        3,000          5,196
 Nikko Securities Co., Ltd.............................       24,000         75,517
 *Nippon Credit Bank, Ltd..............................       20,000         19,341
 Nippon Light Metal Co., Ltd...........................        8,000          9,180
 Nippon Oil Co., Ltd...................................       17,000         52,755
 Nippon Sheet Glass Co., Ltd...........................        4,000          6,466
 Nippon Shinpan Co., Ltd...............................        6,000          8,097
 Nishimatsu Construction Co., Ltd......................        4,000         18,042
 Nisshin Steel Co., Ltd................................       12,000         15,935
 Nisshinbo Industries, Inc.............................        3,000         12,601
 Nittetsu Mining Co., Ltd..............................        2,000          7,246
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Nitto Boseki Co., Ltd.................................        7,000   $     16,772
 Noritz Corp...........................................        1,000          7,072
 #Oki Electric Industry Co., Ltd.......................        9,000         19,485
 Okumura Corp..........................................        4,000         12,557
 Olympus Optical Co., Ltd..............................        3,000         28,254
 Pioneer Electronic....................................        2,000         38,971
 Sakura Bank, Ltd......................................       43,000        127,543
 San In Godo Bank, Ltd.................................        3,000         18,143
 *Sankyo Aluminum Industry Co., Ltd....................        3,000          2,771
 Sanyo Electric........................................       35,000        100,278
 Seino Transportation Co., Ltd.........................        2,000          9,988
 Sekisui Chemical Co., Ltd.............................        8,000         40,183
 Seksui House..........................................       10,000         73,972
 Sharp Corp. Osaka.....................................       19,000        143,016
 Shiga Bank, Ltd.......................................        4,000         15,877
 #Shimizu Corp.........................................       12,000         32,909
 Shinmaywa Industries, Ltd.............................        2,000          5,225
 Shionogi & Co., Ltd...................................        3,000         14,982
 Snow Brand Milk Products Co., Ltd.....................        4,000         12,355
 Sumitomo Corp.........................................       15,000         79,349
 Sumitomo Metal Mining Co., Ltd........................       10,000         42,435
 Sumitomo Realty & Development Co., Ltd................        7,000         32,887
 #Taisei Corp..........................................       14,000         27,280
 Tanabe Seiyaku Co., Ltd...............................        4,000         17,609
 Teijin, Ltd...........................................       15,000         45,250
 Toda Corp.............................................        4,000         14,203
 *Tokyo Sowa Bank......................................        4,000          9,844
 Tokyo Steel Manufacturing Co., Ltd....................        1,500          6,885
 Tokyo Style Co., Ltd..................................        1,000          9,736
 *Tokyo Tatemono Co., Ltd..............................        4,000          7,534
 Tostem Corp...........................................        4,000         51,268
 Toyo Engineering Corp.................................        3,000          3,421
 Toyo Seikan Kaisha, Ltd...............................        3,100         36,713
 Toyo Trust & Banking Co., Ltd.........................       11,000         57,554
 Toyota Tsusho Corp....................................        4,000         12,413
 Victor Co. of Japan, Ltd..............................        2,000         15,588
 Yakult Honsha Co., Ltd................................        2,000         10,031
 Yamaguchi Bank........................................        2,000         24,479
 Yamato Kogyo Co., Ltd.................................        2,000         15,516
 Yasuda Trust & Banking Co., Ltd.......................       13,000         16,324
 Yodogawa Steel Works, Ltd.............................        4,000         17,984
 Yokogawa Electric Corp................................        3,000         15,502
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,976,872)....................................                   4,410,104
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $3)...........................................                           3
                                                                       ------------
TOTAL -- JAPAN
  (Cost $6,976,875)....................................                   4,410,107
                                                                       ------------
GERMANY -- (12.3%)
COMMON STOCKS -- (10.2%)
 BASF AG...............................................       10,650        494,032
 BHF Bank AG...........................................        1,500         61,589
 BHW Holding AG, Berlin................................        3,000         54,689
 Bankgesellschaft Berlin AG............................        2,700         66,031
 Berliner Kraft & Licht Bewag AG.......................        1,000         46,837
 Bilfinger & Berger Bau AG, Mannheim...................          600         22,885

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 #Commerzbank AG.......................................        4,600   $    186,550
 Deutsche Bank AG......................................        6,500        560,021
 Deutsche Lufthansa AG.................................        4,100        102,570
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......          500         40,050
 *Deutsche Telekom AG..................................        9,000        241,560
 FPB Holding AG........................................          200         35,001
 Hochtief AG...........................................        1,200         55,194
 Man AG, Muechen.......................................          100         39,825
 Merck KGAA............................................          700         27,132
 Siemens AG............................................        1,700        109,850
 Thyssen AG............................................          550        143,455
 Vereins & Westbank AG.................................          112         32,040
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,668,325)....................................                   2,319,311
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (2.1%)
 *German Marks
   (Cost $472,753).....................................                     471,843
                                                                       ------------
TOTAL -- GERMANY
  (Cost $2,141,078)....................................                   2,791,154
                                                                       ------------
FRANCE -- (8.4%)
COMMON STOCKS -- (8.0%)
 AGF (Assurances Generales de France SA)...............          835         51,500
 *Assurances Generales de France, Paris................          137             39
 Banque Nationale de Paris.............................        3,166        270,414
 Christian Dior SA.....................................          300         41,519
 Credit Commercial de France...........................          700         53,377
 Elf Aquitaine.........................................        1,609        223,488
 Eridania Beghin-Say SA................................          200         43,792
 *Euro Disney SCA......................................       11,400         20,007
 Groupe Danone.........................................          500        134,637
 LaFarge SA............................................          708         71,832
 *LaFarge SA Em 98.....................................           59          6,016
 Lyonnais des Eaux SA..................................          548         93,520
 Paribas...............................................        1,846        188,217
 Pechiney SA Series A..................................          600         30,538
 Pernod-Ricard.........................................          400         29,645
 Peugeot SA............................................          400         78,158
 Rhone-Poulenc SA Series A.............................        1,144         63,484
 Saint-Gobain..........................................          813        160,350
 Societe Generale Paris................................          928        183,808
 Thomson-CSF...........................................          900         36,405
 *Usinor...............................................        1,200         20,078
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,081,974)....................................                   1,800,824
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.4%)
 *French Francs
   (Cost $87,788)......................................                      88,430
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AGF (Assurances Generales de France SA) Warrants
   06/15/00
   (Cost $3,702).......................................          835          4,020
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,173,464)....................................                   1,893,274
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

SWITZERLAND -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Baloise-Holding, Basel...............................          120   $    286,076
 Banque Cantonale Vaudois..............................          110         47,091
 Bobst SA, Prilly......................................           20         37,873
 *Financiere Richemont AG Units -A-....................           80        114,647
 Helvetia Patria Holding, St. Gallen...................           20         24,617
 Holderbank Financiere Glarus AG, Glarus...............           30         38,427
 Julius Baer Holding AG, Zuerich.......................           10         28,878
 Oerlikon-Buehrle Holding AG, Zuerich..................          500        101,445
 Pargesa Holding SA, Geneve............................           50         89,272
 Roche Holding AG, Basel...............................           12        198,833
 SBG (Schweizerische Bankgesellschaft).................          190        319,958
 Sairgroup, Zuerich....................................          250         76,591
 Schindler Holding AG, Hergiswil.......................           25         43,960
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................           80         76,016
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $938,050)......................................                   1,483,684
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,107).......................................                       1,108
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $939,157)......................................                   1,484,792
                                                                       ------------
NETHERLANDS -- (6.2%)
COMMON STOCKS -- (6.2%)
 ABN Amro Holding NV...................................        6,974        169,049
 DSM NV................................................          531         53,785
 Fortis Amev NV........................................        3,275        196,590
 Heineken Holding NV Series A..........................        3,125        105,770
 Ing Groep NV..........................................        4,990        343,002
 KLM (Koninklijke Luchtvaart Mij NV)...................        1,851         73,337
 Koninklijke Hoogovens NV..............................          748         34,104
 Koninklijke KNP BT....................................        2,500         72,794
 Nationale Investeringsbank NV
   Series A............................................          203         26,877
 Philips Electronics NV................................        2,800        266,331
 Stad Rotterdam........................................          804         70,232
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $772,526)......................................                   1,411,871
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $1,284).......................................                       1,299
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $773,810)......................................                   1,413,170
                                                                       ------------
ITALY -- (4.9%)
COMMON STOCKS -- (4.7%)
 Banca Commerciale Italiana SpA........................       26,000        153,620
 *Banca di Roma........................................       80,000        165,073
 #Fiat SpA.............................................       72,600        325,229
 Ifil Finanziaria Partecipazioni SpA, Torino...........        8,000         41,621

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Istituto Bancario San Paolo Torino SpA...............       14,500   $    227,388
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....        5,000         51,955
 Montedison SpA........................................       40,000         55,328
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................        2,600         50,393
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $558,711)......................................                   1,070,607
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.2%)
 *Italian Lira
   (Cost $41,419)......................................                      41,380
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA Warrants 12/31/00
   (Cost $0)...........................................          200          2,550
                                                                       ------------
TOTAL -- ITALY
  (Cost $600,130)......................................                   1,114,537
                                                                       ------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Acerinox SA, Madrid...................................          500         74,513
 Autopistas Concesionaria Espanola SA..................        6,900        111,493
 Autopistas del Mare Nostrum SA........................        4,200         85,907
 Banco Pastor SA, La Coruna............................          400         22,205
 Compania Espanola de Petroleos SA, Madrid.............        5,700        215,471
 Cristaleria Espanola SA, Madrid.......................          300         30,354
 DRACONSA (Dragados y Construcciones SA)...............        2,500         77,983
 Hidroelectrica del Cantabrico SA, Oviedo..............        2,400        112,613
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $657,369)......................................                     730,539
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $3,808).......................................                       3,813
                                                                       ------------
TOTAL -- SPAIN
  (Cost $661,177)......................................                     734,352
                                                                       ------------
SWEDEN -- (3.2%)
COMMON STOCKS -- (2.8%)
 Assidomaen AB.........................................        1,700         54,055
 *Asticus AB...........................................          280          3,111
 Avesta Sheffield AB...................................        2,000         11,748
 Diligentia AB.........................................          560          5,149
 Mo Och Domsjoe AB Series B............................        2,300         72,546
 Naeckebro AB..........................................          110          1,833
 SSAB Swedish Steel Series A...........................        1,200         23,369
 Stora Kopparbergs Bergslags AB Series A...............        6,800        110,281
 Stora Kopparbergs Bergslags AB Series B...............        1,500         24,326
 Svenska Cellulosa AB Series B.........................        2,900         79,990
 Svenska Kullagerfabriken AB
   Series B............................................          900         19,193
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Swedish Match AB (Frueher Svenska Taendsticks AB).....          900   $      3,172
 Trelleborg AB Series B................................        1,400         19,844
 Volvo AB Series A.....................................        2,400         75,853
 Volvo AB Series B.....................................        4,000        127,954
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $558,139)......................................                     632,424
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.4%)
 *Swedish Krona
   (Cost $90,403)......................................                      90,165
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Swedish Match AB (Frueher Svenska Taendsticks AB)
   Rights 06/12/98
   (Cost $0)...........................................          900             60
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $648,542)......................................                     722,649
                                                                       ------------
AUSTRALIA -- (2.6%)
COMMON STOCKS -- (2.3%)
 Amcor, Ltd............................................        4,441         20,584
 Australia & New Zealand Banking Group, Ltd............        6,346         45,074
 Boral, Ltd............................................        8,459         16,849
 CSR, Ltd..............................................        8,813         25,889
 Fosters Brewing Group, Ltd............................       23,356         50,763
 GIO Australia Holdings, Ltd...........................        7,677         21,638
 MIM Holdings..........................................       11,765          6,116
 News Corp., Ltd.......................................       11,769         72,609
 Pioneer International, Ltd............................        8,037         21,420
 Publishing and Broadcasting, Ltd......................        4,563         21,664
 Rio Tinto, Ltd........................................        5,203         62,714
 St. George Bank, Ltd..................................        4,098         26,438
 WMC, Ltd..............................................        6,730         21,077
 Westpac Banking Corp..................................       14,417         95,268
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $499,520)......................................                     508,103
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.3%)
 *Australian Dollar
   (Cost $69,320)......................................                      69,635
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $568,840)......................................                     577,738
                                                                       ------------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.8%)
 Amoy Properties, Ltd..................................       68,000         43,657
 Chinese Estates Holdings, Ltd.........................       25,304          5,845
 *Evergo China Holdings, Ltd...........................        3,838             93
 Great Eagle Holdings, Ltd.............................        7,482          7,724
 Hang Lung Development Co., Ltd........................       25,000         25,810
 Hong Kong & Shanghai Hotels, Ltd......................       18,416          9,863
 Hopewell Holdings, Ltd................................       70,000          9,485
 Hysan Development Co., Ltd............................       17,000         17,331
 Kerry Properties, Ltd.................................       14,000         13,008
 *New World Development Co. Ltd........................        9,000         21,254
 #Paliburg Holdings, Ltd...............................       45,000         29,036
 Shangri-la Asia, Ltd..................................       30,000         19,744
 Sino Land Co., Ltd....................................       46,000         15,731
 Swire Pacific, Ltd. Series A..........................       22,000         81,340

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Tsim Sha Tsui Properties, Ltd.........................       12,000   $     20,132
 Wharf Holdings, Ltd...................................       51,000         65,157
 Wheelock and Co., Ltd.................................       34,000         23,255
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $810,283)......................................                     408,465
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $20,914)......................................                      20,913
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Great Eagle Holdings, Ltd. Warrants 11/30/98.........        1,435             13
 *Hong Kong & Shanghai Hotels, Ltd. Warrants
   12/10/98............................................        1,416              2
 *Hysan Development Co., Ltd. Warrants 04/30/99........        1,700             42
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          57
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $831,197)......................................                     429,435
                                                                       ------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 Bekaert SA............................................          100         78,991
 CMB (Cie Martime Belge)...............................          300         22,983
 Cofinimmo SA..........................................          200         21,772
 Electrafina SA........................................          200         27,542
 Generale de Belgique SA...............................          500         89,129
 Groupe Bruxelles Lambert SA, Bruxelles................          200         43,979
 Solvay SA.............................................          400         29,338
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $214,017)......................................                     313,734
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Belgian Francs
   (Cost $3,502).......................................                       3,503
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $217,519)......................................                     317,237
                                                                       ------------
MALAYSIA -- (1.1%)
COMMON STOCKS -- (0.8%)
 Berjaya Group Berhad..................................       15,000          2,597
 Berjaya Leisure Berhad................................       11,000          7,103
 Golden Hope Plantations Berhad........................       15,000         16,404
 Kuala Lumpur Kepong Berhad............................       10,000         17,706
 Malayan Banking Berhad................................       28,000         39,370
 Malaysia Industrial Development Finance Berhad........       11,000          3,179
 Malaysian Airlines System.............................       13,000          7,785
 *Renong Berhad........................................       17,000          3,586
 Sime Darby Berhad (Malaysia)..........................       30,000         23,903
 Tan Chong Motor Holdings Berhad.......................       10,000          6,510
 Tenaga Nasional Berhad................................       36,000         59,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $448,579)......................................                     187,667
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

INVESTMENT IN
  CURRENCY -- (0.3%)
 *Malaysian Ringetts
   (Cost $71,921)......................................                $     64,890
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $520,500)......................................                     252,557
                                                                       ------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Bikuben Girobank A.S..................................          503         29,624
 Tele Danmark A.S. Series B............................        1,087        101,790
 Tryg Baltica Forsikring A.S...........................          867         22,978
 Unidanmark A.S. Series A..............................          803         64,909
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $166,963)......................................                     219,301
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $14)..........................................                          15
                                                                       ------------
TOTAL -- DENMARK
  (Cost $166,977)......................................                     219,316
                                                                       ------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
 Fraser & Neave, Ltd...................................        5,000         17,025
 Keppel Corp., Ltd.....................................       24,000         47,885
 *Neptune Orient Lines, Ltd............................       23,000          9,068
 Singapore Land, Ltd...................................        9,000         18,817
 Straits Steamship Land, Ltd...........................       29,000         27,891
 United Industrial Corp., Ltd..........................       43,000         12,715
 United Overseas Land, Ltd.............................       12,000          6,595
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $314,206)......................................                     139,996
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $389).........................................                         375
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $314,595)......................................                     140,371
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (7.3%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/01/98 (Collateralized by U.S. Treasury Notes
  5.25%, 01/31/01, valued at $1,674,525) to be
  repurchased at $1,648,721.
  (Cost $1,648,000)                                      $     1,648      1,648,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,338,414)++.................................                $ 22,622,188
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (23.8%)
COMMON STOCKS -- (23.2%)
 Achilles Corp.........................................         6,000  $      8,227
 Aica Kogyo Co., Ltd...................................         3,000         8,898
 Aichi Tokei Denki Co., Ltd............................         3,000         5,629
 Aida Engineering, Ltd.................................         3,000        11,410
 #Akai Electric Co., Ltd...............................         9,000        10,652
 Amada Metrecs Co., Ltd................................         3,000        17,970
 #Arai-Gumi, Ltd.......................................         1,200         2,598
 Asahi Denka Kogyo KK..................................         3,000        10,890
 *Asahi Diamond Industrial Co., Ltd....................         5,000        22,444
 Asahi Kogyosha Co., Ltd...............................         3,000         8,011
 Asahi Optical Co., Ltd................................         5,000        14,073
 Asahi Organic Chemicals Industry Co., Ltd.............         3,000         8,552
 Ashimori Industry Co., Ltd............................         3,000         6,170
 *Asics Corp...........................................         7,000         5,911
 Atsugi Nylon Industrial Co., Ltd......................        19,000        27,835
 Azel Corp., Tokyo.....................................         2,000         4,330
 Bando Chemical Industries, Ltd........................         5,000        12,810
 *#Bank of Osaka, Ltd..................................         9,000        13,965
 CKD Corp..............................................         2,000         6,639
 #CMK Corp.............................................         2,000        23,960
 Central Finance Co., Ltd..............................         4,000         6,062
 Central Glass Co., Ltd................................         7,000        12,175
 #Chiba Kogyo Bank, Ltd................................           800        14,376
 *Chiyoda Corp.........................................        12,000        14,203
 *Chori Co., Ltd.......................................         5,000         6,856
 Chukyo Coca-Cola Bottling Co., Ltd....................         3,000        23,599
 Chukyo Sogo Bank, Ltd.................................         5,000        14,795
 *Cosmo Securities Co., Ltd............................        22,000        16,036
 Dai-Dan Co., Ltd......................................         3,000        16,671
 Daido Hoxan, Inc......................................         4,000         8,516
 *Daiei OMC, Inc.......................................         9,000        10,587
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................         4,000        14,896
 Daisan Bank, Ltd......................................         4,000        13,856
 *Daiwa Danchi Co., Ltd................................         5,000         8,805
 Daiwabo Co., Ltd......................................         8,000         9,526
 Denki Kogyo Co., Ltd..................................         3,000        16,238
 Ehime Bank, Ltd.......................................         5,000        17,789
 France Bed Co., Ltd...................................         4,000        10,392
 *Fuji Kosan Co., Ltd..................................         6,000         5,456
 Fuji Kyuko Co., Ltd...................................         5,000        16,346
 Fuji Oil Co., Ltd.....................................         3,000        13,012
 Fuji Spinning Co., Ltd., Tokyo........................         4,000         4,301
 #Fujiko Co., Ltd......................................         4,000         3,753
 *Fujitsu General, Ltd.................................         4,000        24,393
 *Furukawa Battery Co., Ltd............................         3,000         4,677
 Furukawa Co., Ltd.....................................        18,000        25,721
 Fuso Pharmaceutical Industries, Ltd...................         5,000        16,743
 *Gakken Co., Ltd......................................         3,000         5,543
 *Godo Steel, Ltd......................................         6,000         5,976
 *#Hazama Corp.........................................        17,000         9,938
 Hisamitsu Pharmaceutical Co., Inc.....................         3,000        27,063
 Hitachi Electronics, Ltd..............................         3,000        15,870
 Hitachi Medical Corp..................................         2,000        21,650

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Hitachi Plant Engineering & Construction Co., Ltd.....         6,000  $     16,021
 Hitachi Seiki Co., Ltd................................         4,000         6,697
 Hokkaido Gas Co., Ltd.................................         4,000         7,159
 Hokuriku Electric Industry Co., Ltd...................         4,000         5,571
 Horiba, Ltd...........................................         2,000        21,217
 #Howa Machinery, Ltd..................................         5,000         7,145
 Ichikoh Industries, Ltd...............................         4,000         6,928
 Inageya Co., Ltd......................................         2,000        14,867
 Intec, Inc............................................         2,000        15,877
 *Iseki & Co., Ltd.....................................        14,000        13,842
 Itochu Fuel Corp......................................         4,000        11,864
 Iwasaki Electric Co., Ltd.............................         4,000         7,794
 *Iwatsu Electric Co., Ltd.............................         3,000         3,572
 #JDC Corp.............................................         6,000         3,984
 JGC Corp..............................................        10,000        20,279
 Japan Aviation Electronics Industry, Ltd..............         3,000        10,609
 *#Japan Coated Paper Manufacturing Co., Ltd...........         3,000         2,923
 Japan Paperboard Industries Co., Ltd., Tokyo..........         3,000         4,915
 Japan Pulp and Paper Co., Ltd.........................         5,000        13,495
 *Japan Steel Works, Ltd...............................        21,000        20,157
 Japan Transcity Corp..................................         3,000         6,170
 Japan Vilene Co., Ltd.................................         3,000         6,928
 Japan Wool Textile Co., Ltd...........................         6,000        25,115
 Joshin Denki Co., Ltd.................................         2,000         4,402
 Kagawa Bank, Ltd......................................         3,000        13,380
 Kagome Co., Ltd.......................................         3,000        16,130
 Kanematsu Corp........................................        21,000        21,521
 #Kanematsu-NNK Corp...................................         3,000        13,250
 *Kansai Kisen Kaisha..................................         9,000         4,741
 Kanto Auto Works, Ltd., Yokosuka......................         3,000         8,552
 Kanto Denka Kogyo Co., Ltd............................         4,000         9,844
 Kawada Industries, Inc................................         2,000         3,031
 Kawai Musical Instruments Manufacturing Co., Ltd......         5,000         5,340
 #Keiyo Co., Ltd.......................................         2,000         7,217
 Kenwood Corp..........................................         5,000        17,356
 Kita-Nippon Bank, Ltd.................................           400        16,714
 Kokusai Kogyo Co., Ltd................................         2,000         8,112
 Komatsu Forklift Co., Ltd.............................         3,000         6,279
 Kosei Securities Co., Ltd.............................         4,000         7,650
 Kurabo Industries, Ltd................................        13,000        16,606
 Kuraya Corp...........................................         5,000        26,161
 Kyodo Shiryo Co., Ltd.................................         5,000         5,016
 Kyushu Bank, Ltd......................................         4,000        11,345
 Life Corp.............................................         2,000         8,646
 Marudai Food Co., Ltd.................................         5,000        11,583
 Maruha Corp...........................................        18,000        17,927
 *Maruyama Manufacturing Co., Inc......................         3,000         3,659
 Maruzen Co., Ltd......................................         4,000         8,025
 Matsuo Bridge Co., Ltd................................         3,000         4,936
 Melco, Inc............................................         2,000        27,568
 Misawa Homes Co., Ltd.................................         9,000        23,707
 Mitsubishi Cable Industries, Ltd......................        14,000        26,774

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mitsubishi Plastics, Inc.............................        16,000  $     21,824
 *Mitsubishi Shindoh Co., Ltd..........................         3,000         4,785
 *Mitsubishi Steel Manufacturing Co., Ltd..............         5,000         4,511
 #Mitsui Construction Co., Ltd.........................         6,000         6,365
 Mitsui Home Co., Ltd..................................         4,000        21,448
 *Mitsui Mining Co., Ltd...............................         5,000         4,186
 Mitsuuroko Co., Ltd...................................         3,000        11,042
 #Miura Co., Ltd.......................................         2,000        19,514
 Miyazaki Bank, Ltd....................................         6,000        22,733
 *Morinaga & Co., Ltd..................................        16,000        15,357
 Nachi-Fujikoshi Corp..................................        13,000        19,420
 *#Nagasakiya Co., Ltd. (Tokyo)........................         5,000         7,217
 Nakamuraya Co., Ltd...................................         3,000         7,859
 #Nakayama Steel Works, Ltd............................         5,000         9,743
 Nichias Corp..........................................         4,000         6,928
 Nichiha Corp..........................................         4,000        27,135
 Nichimo Co., Ltd......................................         5,000         5,232
 Nichireki Co., Ltd....................................         2,000         6,798
 Nichiro Corp..........................................         5,000         4,871
 Nifco, Inc............................................         2,000        14,477
 *Niigata Engineering Co., Ltd.........................        14,000         9,093
 Nikkiso Co., Ltd......................................         4,000        20,063
 Nippon Beet Sugar Manufacturing Co., Ltd..............         5,000         6,531
 *Nippon Carbon Co., Ltd...............................         5,000         7,073
 Nippon Chemi-Con Corp.................................         5,000        17,176
 Nippon Chemical Industrial Co., Ltd...................         2,000         5,225
 Nippon Columbia Co., Ltd..............................         3,000         5,586
 #Nippon Concrete Industries Co., Ltd..................         3,000         5,218
 Nippon Densetsu Kogyo Co., Ltd........................         2,000         6,206
 *Nippon Kasei Chemical Co., Ltd.......................         5,000         3,969
 #Nippon Shinyaku Co., Ltd.............................         3,000        13,099
 Nippon Signal Co., Ltd................................         3,000        12,449
 *Nippon Steel Chemical Co., Ltd.......................         6,000         6,019
 *Nippon Suisan Kaisha, Ltd............................        18,000        21,174
 Nippon Synthetic Chemical Industry Co., Ltd...........         3,000         4,438
 Nippon Thompson Co., Ltd..............................         3,000        18,793
 Nissan Shatai Co., Ltd................................        11,000        23,816
 Nissha Printing Co., Ltd..............................         3,000        18,836
 Nisshin Oil Mills, Ltd................................        10,000        22,517
 Nitsuko Corp..........................................         3,000         9,699
 Nittetsu Mining Co., Ltd..............................         3,000        10,869
 Noritz Corp...........................................         2,000        14,145
 North Pacific Bank, Ltd...............................         5,000        15,877
 *Odakyu Real Estate Co., Ltd..........................         4,000         7,072
 Okamoto Industries, Inc...............................         9,000        20,200
 *Okasan Securities Co., Ltd...........................         7,000        10,003
 *Okura and Co., Ltd...................................         6,000         7,578
 *Pacific Metals Co., Ltd..............................         7,000         5,203
 Parco Co., Ltd........................................         2,000         7,866
 *Pasco Corp...........................................         5,000        14,542
 *Prima Meat Packers, Ltd..............................         5,000         4,474
 Raito Kogyo Co., Ltd..................................         2,400        17,268
 Rasa Industries, Ltd..................................         3,000         8,877
 Rheon Automatic Machinery Co., Ltd....................         2,000         8,487
 Rohto Pharmaceutical Co., Ltd.........................         2,000        15,083
 Ryobi, Ltd............................................         5,000        10,753
 Ryoyo Electro Corp....................................         2,000        24,104
 SS Pharmaceutical Co., Ltd., Tokyo....................         4,000        12,557
 SXL Corp..............................................         3,000         6,495
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Sagami Co., Ltd.......................................         3,000  $      6,452
 Sakai Chemical Industry Co., Ltd......................         3,000         8,877
 Sakata Inx Corp.......................................         3,000        10,500
 *Sankyo Aluminum Industry Co., Ltd....................        16,000        14,780
 Sankyu, Inc., Tokyo...................................        20,000        24,104
 *Sanrio Co., Ltd......................................         3,000        28,189
 Sanyo Shokai, Ltd.....................................         5,000        16,599
 Sanyo Special Steel Co., Ltd..........................         7,000         8,588
 Sasebo Heavy Industries Co., Ltd., Tokyo..............         7,000         8,487
 *Seiko Corp...........................................         3,000        13,207
 Seiyo Food Systems, Inc...............................         3,000        11,367
 #Shikoku Chemicals Corp...............................         3,000         7,145
 Shimizu Bank, Ltd.....................................           400        18,273
 Shin-Etsu Polymer Co., Ltd............................         5,000        19,558
 Shinagawa Fuel Co., Ltd...............................         3,000        11,150
 Shindengen Electric Manufacturing Co., Ltd............         3,000        17,364
 *#Shinko Electric Co., Ltd............................         6,000        11,258
 Shinmaywa Industries, Ltd.............................         5,000        13,062
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......        12,000        19,485
 *#Showa Line, Ltd.....................................        10,000         4,041
 Showa Sangyo Co., Ltd.................................        10,000        20,063
 Sumitomo Construction Co., Ltd........................         6,000         6,971
 *#Sumitomo Light Metal Industries, Ltd................        11,000        10,876
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................         2,000         6,495
 Sun Wave Corp.........................................         2,000         5,052
 Taisei Rotec Corp.....................................         3,000         4,330
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......         4,000         6,062
 Takasago International Corp...........................         3,000        13,315
 Takashima & Co., Ltd..................................         4,000         8,083
 Takiron Co., Ltd......................................         3,000         7,145
 Tamura Corp...........................................         4,000        16,628
 Tasaki Shinju Co., Ltd................................         2,000         6,062
 Teisan KK.............................................         5,000        13,062
 Tenma Corp............................................         2,000        24,537
 Toa Corp..............................................        12,000        18,100
 Toa Doro Kogyo Co., Ltd...............................         3,000         5,088
 *Toa Wool Spinning & Weaving Co., Ltd.................         6,000         7,361
 Tochigi Bank, Ltd.....................................         3,000        12,557
 Toenec Corp...........................................         3,000         9,028
 Toho Zinc Co., Ltd....................................         4,000         9,382
 Tokai Carbon Co., Ltd.................................        12,000        20,525
 Tokai Rika Co., Ltd...................................         3,000         8,682
 Tokico, Ltd...........................................         4,000         7,072
 Tokin Corp............................................         2,000        12,543
 #Tokushu Paper Manufacturing Co., Ltd.................         3,000        19,529
 Tokyo Kikai Seisakusho, Ltd...........................         3,000        14,939
 Tokyo Rope Manufacturing Co., Ltd.....................         4,000         5,283
 *Tokyo Securities Co., Ltd............................         4,000         3,580
 Tokyo Tanabe Co., Ltd., Tokyo.........................         8,000        25,115
 *Tokyo Tekko Co., Ltd.................................         3,000         2,533
 Tokyo Theatres Co., Inc., Tokyo.......................         6,000         7,491
 Tokyu Hotel Chain Co., Ltd............................        12,000        20,784
 Tokyu Store Chain Corp................................         4,000        16,887
 Tonami Transportation Co., Ltd........................         3,000         6,105
 Topy Industries, Ltd..................................        16,000        22,632

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Toshiba Machine Co., Ltd..............................         6,000  $     14,030
 Totoku Electric Co., Ltd., Tokyo......................         3,000         5,759
 Toyama Chemicals Co., Ltd.............................         6,000        21,217
 Toyo Chemical Co., Ltd................................         3,000        11,020
 *Toyo Electric Co., Ltd...............................         5,000         4,907
 Toyo Engineering Corp.................................        11,000        12,543
 Toyo Exterior Co., Ltd................................         3,000        29,012
 Toyo Kohan Co., Ltd...................................         3,000        16,238
 Toyo Tire & Rubber Co., Ltd...........................         8,000        12,990
 #Toyo Umpanki Co., Ltd................................         5,000        13,279
 *Tsubaki Nakashima Co., Ltd...........................         4,000        23,383
 *Tsumura & Co., Inc...................................         3,000        14,289
 Unisia Jecs Corp......................................         3,000         6,387
 Wakachiku Construction Co., Ltd.......................         4,000         8,660
 Yokohama Reito Co., Ltd...............................         3,000        21,650
 Yomiuri Land Co., Ltd.................................         3,000         7,361
 Yondenko Corp.........................................         2,100         7,138
 Yonekyu Corp..........................................         2,000        26,558
 Yoshimoto Kogyo Co., Ltd..............................         2,000        12,081
 *Yuasa Corp...........................................         7,000        10,609
 Yurtec Corp...........................................         4,000        22,228
 Zenchiku Co., Ltd.....................................         4,000         8,631
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,953,628)....................................                   2,961,626
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.6%)
 *Japanese Yen
   (Cost $82,048)......................................                      82,151
                                                                       ------------
TOTAL -- JAPAN
  (Cost $5,035,676)....................................                   3,043,777
                                                                       ------------
UNITED KINGDOM -- (17.8%)
COMMON STOCKS -- (17.8%)
 Abbot Group P.L.C.....................................         7,000        23,800
 Amec P.L.C............................................         9,172        28,942
 Ash & Lacy P.L.C......................................         7,000        19,805
 BPP Holdings P.L.C....................................         1,400        18,036
 BSG International P.L.C...............................        13,300        40,341
 Bellway P.L.C.........................................         4,000        26,091
 Benchmark Group P.L.C.................................         5,000        21,811
 Berisford P.L.C.......................................         7,000        29,108
 Bespak P.L.C..........................................         1,360        21,512
 Bilton P.L.C..........................................         4,000        17,710
 Black (Peter) Holdings P.L.C..........................         3,000        19,006
 Bluebird Toys P.L.C...................................         5,000         9,417
 Body Shop International P.L.C.........................         8,000        17,220
 Bradstock Group P.L.C.................................        21,000        20,889
 Brake Brothers P.L.C..................................         2,430        36,654
 Brammer (H.) P.L.C....................................         1,880        22,380
 British Polythene Industries P.L.C....................         2,000        15,736
 Bryant Group P.L.C....................................        10,110        21,020
 Bulmer (H.P.) Holdings P.L.C..........................         2,002        11,737
 Canadian Pizza P.L.C..................................        12,000        24,852
 Carpetright P.L.C.....................................         4,000        20,612
 City Centre Restaurants P.L.C.........................         9,500        21,998
 Courtaulds Textiles P.L.C.............................         4,600        22,316
 Courts P.L.C..........................................         2,320        14,755
 Davis Service Group P.L.C.............................         6,666        49,623
 Dawson Group P.L.C....................................         4,000        16,503
 Dawson International P.L.C............................        10,277         8,715
 Derwent Valley Holdings P.L.C.........................         2,000        18,737
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Dewhirst Group P.L.C..................................         6,000  $     23,336
 *Dialog Corp. P.L.C...................................         8,000        18,981
 Diploma P.L.C.........................................         3,000        10,812
 Ellis & Everard P.L.C.................................         4,300        20,931
 Euromoney Publications P.L.C..........................           990        36,929
 Eurotherm P.L.C.......................................         3,270        25,916
 Finelist Group P.L.C..................................         3,000        17,661
 First Choice Holidays.................................        11,430        28,238
 Forth Ports P.L.C.....................................         2,000        21,623
 Geest P.L.C...........................................         3,000        28,252
 Gerrard Group P.L.C...................................         3,500        23,030
 Go-Ahead Group P.L.C..................................         2,000        22,748
 Graham Group P.L.C....................................         7,000        21,289
 Greene King P.L.C.....................................         2,000        23,645
 Greggs P.L.C..........................................           640        27,526
 Greycoat P.L.C........................................         6,000        23,971
 Hazlewood Foods P.L.C.................................        11,000        38,566
 Heywood Williams Group P.L.C..........................         5,000        21,158
 Hogg Robinson P.L.C...................................         4,770        25,241
 House of Fraser P.L.C.................................         8,000        24,395
 How Group P.L.C.......................................        29,000        52,493
 Hunting P.L.C.........................................         5,000        21,811
 Ibstock P.L.C.........................................        19,000        17,351
 Iceland Group P.L.C...................................         8,000        31,766
 Jardine Lloyd Thompson Group P.L.C....................         8,790        27,450
 Johnston Press P.L.C..................................         7,010        26,921
 Low & Bonar P.L.C.....................................         5,000        34,082
 MacFarlane Group Clansman P.L.C.......................         6,000        15,899
 Manchester United P.L.C...............................        12,000        28,766
 Meggitt P.L.C.........................................        10,462        39,580
 Mersey Docks & Harbour Co. P.L.C......................         3,580        36,049
 *Micro Focus Group P.L.C..............................         3,575        32,501
 Molins P.L.C..........................................         1,360         5,522
 *Oxford Molecular Group P.L.C.........................         6,530        22,255
 Perkins Foods P.L.C...................................         6,688        14,505
 Photo-Me International P.L.C..........................         6,000        29,010
 Polypipe P.L.C........................................         8,000        24,591
 Psion P.L.C...........................................         4,000        14,709
 Quick Group P.L.C.....................................        12,738        33,755
 Redrow Group P.L.C....................................        11,000        30,763
 Regent Inns P.L.C.....................................         4,000        25,178
 Renishaw P.L.C........................................         2,904        23,157
 SIG P.L.C.............................................         4,300        19,108
 *Salvesen (Christian) P.L.C...........................        12,000        24,461
 Scholl P.L.C..........................................         3,700        30,621
 Senior Engineering Group P.L.C........................        12,000        46,964
 Shanks & McEwan Group P.L.C...........................         8,000        24,135
 St. Modwen Properties P.L.C...........................        23,000        28,505
 Stanley Leisure Organisation P.L.C....................         4,000        19,242
 Staveley Industries P.L.C.............................         6,000        11,888
 Swan Hill Group P.L.C.................................        13,000        15,263
 T & S Stores P.L.C....................................         7,690        35,802
 Taylor Nelson AGB P.L.C...............................        18,000        39,920
 Tibbett & Britten Group P.L.C.........................         2,300        22,466
 Tilbury Douglas P.L.C.................................         4,500        21,024
 Transport Development Group P.L.C.....................         4,126        20,622
 *Transport Development Group P.L.C. Series B..........         7,300         4,226
 Vardon P.L.C..........................................         9,000        28,619
 Vaux Group P.L.C......................................         5,100        24,160
 Vitec Group P.L.C.....................................         2,000        24,624

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Vosper Thornycroft Holdings P.L.C.....................         1,460  $     20,392
 Waddington (John) P.L.C...............................         3,980        18,108
 Watson & Philip P.L.C.................................         2,300        22,485
 Westminster Health Care Holdings P.L.C................         3,000        14,848
 Wilson (Connolly) Holdings P.L.C......................         8,000        21,852
 Wolverhampton & Dudley Breweries P.L.C................         2,400        20,253
 Yates Brothers Wine Lodges P.L.C......................         3,000        25,904
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,007,220)....................................                   2,277,180
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,956).......................................                       1,968
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $2,009,176)....................................                   2,279,148
                                                                       ------------
FRANCE -- (10.4%)
COMMON STOCKS -- (10.4%)
 Boiron SA.............................................           300        22,309
 #Bollore Technologies SA..............................           200        40,951
 Brioche Pasquier SA...................................           200        24,704
 But SA................................................           400        25,005
 *CDE (Comptoir des Entrepeneurs SA)...................         7,678        21,304
 Carbone Lorraine......................................            80        36,505
 Cipe France SA........................................           600        22,785
 *Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................           100        28,348
 *DMC (Dollfus Mieg et Cie)............................           300         8,269
 Damart SA.............................................            30        23,167
 Dassault Electronique SA..............................           300        37,207
 Dietrich et Cie.......................................           450        32,719
 ECIA (Equipements et Composants pour l'Industrie
   Automobile).........................................           200        63,850
 Europe 1 Communication................................            81        19,157
 Fimalac SA............................................           330        41,369
 Fonciere Lyonnaise SA.................................           200        32,092
 *Fonciere Lyonnaise SA Em 98..........................             4           607
 Fraikin SA............................................           400        31,958
 GFI Industries SA.....................................           100        27,262
 GTM Entrepose.........................................           500        46,634
 Gaumont...............................................           403        33,209
 *Generale de Geophysique SA...........................           300        50,345
 *Groupe Andre SA......................................           304        36,229
 Groupe du Louvre SA...................................           700        56,173
 Groupement pour le Financement de la Construction
   SA..................................................           300        33,095
 Guyenne et Gascogne SA................................            60        22,465
 Havas Advertising SA..................................           207        43,768
 *Immeubles de France..................................           400        33,095
 *Immeubles de France Em 98............................             6           490
 *Infogrames Entertainment SA..........................           500        31,591
 Legris Industries SA..................................           400        22,391
 *Metaleurop SA........................................         1,500        15,545
 *Moulinex SA..........................................         1,440        40,797
 Rue Imperiale de Lyon.................................            20        25,406
 SAT SA (SA des Telecommunications)....................            57        25,247
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *SFIM (Societe de Fabrication d'Instruments de
   Mesure).............................................           102  $     17,646
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................           160        29,257
 Skis Rossignol SA.....................................           648        12,997
 Sogeparc SA...........................................           300        22,239
 Sommer-Allibert SA....................................           900        46,709
 Sopra Conseil et Assistance en Informatique SA........           100        33,095
 Strafor Facom SA......................................           283        29,564
 Sylea SA..............................................           200        18,988
 Union Immobilere de France............................           300        24,721
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................           400        33,897
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $945,682)......................................                   1,325,161
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *French Francs
   (Cost $1,785).......................................                       1,810
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Havas Advertising SA Warrants 05/13/01
   (Cost $403).........................................           207           609
                                                                       ------------
TOTAL -- FRANCE
  (Cost $947,870)......................................                   1,327,580
                                                                       ------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 *AGIV AG fuer Industrie & Verkehrswesen...............         1,700        47,678
 Aachener und Muenchener Beteiligungs AG...............           417        47,950
 Andreae-Noris Zahn AG, Anzag..........................           580        20,024
 Bayerische Handelsbank AG.............................            83        28,818
 *Brau und Brunnen AG..................................           300        35,674
 *Concordia Bau und Boden AG...........................           667         5,051
 *DLW AG...............................................           100        17,332
 DSL Holding AG........................................           150        24,737
 *Deutsche Babcock AG, Oberhausen......................           380        26,537
 Duerr Beteiligungs AG.................................           500        20,614
 Dyckerhoff & Widmann AG...............................           100        13,406
 Fag Kugelfischer Georg Schaeffer AG...................         1,250        20,999
 *Felten & Guilleaume Energietechnik AG................           100        13,630
 Gerresheimer Glas AG..................................         1,000        15,425
 Goldschmidt AG........................................            50        17,837
 *Harpener AG..........................................           100        18,959
 Holsten-Brauerei AG, Hamburg..........................           100        21,960
 Horten AG.............................................           200        26,924
 Iwka AG...............................................           100        24,316
 KM Europa Metal AG....................................           200        28,831
 KWS Kleinwanzlebener Saatzucht AG.....................            15        14,724
 *Kali und Salz Beteiligungs AG........................           200        28,831
 Kiekert AG............................................           500        31,622
 *Kloeckner-Werke AG...................................           400        30,290
 Kraftuebertragungswerke Rheinfelden AG................            80        22,437
 Mannheimer Versicherung AG............................            40        29,213
 Phoenix AG, Hamburg...................................         1,000        22,717

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Plettac AG............................................            70  $     10,327
 Rheinboden Hypothekenbank AG..........................           100        19,800
 Rheinmetall Berlin AG.................................           990        32,208
 Rhoen Klinikum AG.....................................           200        21,652
 *Salamander AG, Kornwesteim...........................           100        18,174
 *Schmalbach-Lubeca AG.................................           140        37,380
 *Strabag AG...........................................           100         8,750
 Tarkett AG............................................         1,200        47,117
 Varta AG..............................................           130        25,522
 *Verseidag AG.........................................           200        29,953
 Vossloh AG............................................           400        27,709
 Walter AG.............................................           100        44,032
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $849,018)......................................                     979,160
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *German Marks
   (Cost $1,273).......................................                       1,280
                                                                       ------------
TOTAL -- GERMANY
  (Cost $850,291)......................................                     980,440
                                                                       ------------
HONG KONG -- (4.5%)
COMMON STOCKS -- (4.0%)
 ASM Pacific Technology, Ltd...........................        30,000        20,325
 *Allied Group, Ltd....................................       276,000        13,000
 Allied Properties (Hong Kong), Ltd....................       142,000         7,422
 Asia Financial Holdings, Ltd..........................        48,000         9,725
 Asia Standard International Group, Ltd................        70,000        12,737
 Champion Technology Holdings, Ltd.....................       168,000         6,612
 Chen Hsong Holdings, Ltd..............................        72,000        13,844
 #China Aerospace International Holdings, Ltd..........        46,800         8,757
 China Foods Holdings, Ltd.............................        30,000         8,614
 China Motor Bus Co., Ltd..............................         1,600        13,421
 China-Hong Kong Photo Products Holdings, Ltd..........        90,000        12,776
 Continental Mariner Investment Co., Ltd...............        60,000        12,002
 Dong-Jun Holdings, Ltd................................        92,000        15,909
 Dynamic Holdings, Ltd.................................        92,000        11,041
 Elec & Eltek International Holdings, Ltd..............       110,000        26,120
 FPB Bank Holding Co., Ltd.............................        50,000         6,646
 Four Seas Mercantile Holdings, Ltd....................        60,000        26,713
 Giordano International, Ltd...........................        82,000        17,143
 Goldlion Holdings, Ltd................................        37,000         8,117
 Grande Holdings, Ltd..................................        28,000         8,130
 Great Wall Electronic International, Ltd..............       142,640         4,583
 Harbour Centre Development, Ltd.......................         9,000         5,575
 International Bank of Asia, Ltd.......................       138,285        28,018
 JCG Holdings, Ltd.....................................        28,000         8,491
 Kumagai Gumi Hong Kong, Ltd...........................        27,000        13,589
 Lai Sun Development Co., Ltd..........................        86,000        19,311
 Liu Chong Hing Investment, Ltd........................        18,000        11,847
 Moulin International Holdings, Ltd....................        94,760         9,416
 Ngai Lik Industrial Holdings, Ltd.....................        94,000        23,655
 Oriental Press Group, Ltd.............................        85,000         9,872
 QPL International Holdings, Ltd.......................        23,000         5,402
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Sea Holdings, Ltd.....................................        38,000  $     14,221
 Semi-Tech (Global) Co., Ltd...........................        62,133         4,330
 Shaw Brothers Hong Kong, Ltd..........................        20,000        11,614
 Shell Electric Manufacturing (Holdings) Co., Ltd......        45,600         5,355
 Shougang Concord International Enterprises Co.,
   Ltd.................................................        90,000         5,401
 *Silver Grant International Industries, Ltd...........        40,000         6,091
 Sime Darby Hong Kong, Ltd.............................        20,000         6,840
 *Star Telecom International Holdings, Ltd.............        74,000        26,023
 Sun Hung Kai & Co., Ltd...............................        59,000         4,949
 Tai Cheung Holdings, Ltd..............................        25,000         6,065
 Union Bank of Hong Kong, Ltd..........................        24,000        19,512
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $879,607)......................................                     509,214
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.5%)
 *Hong Kong Dollars
   (Cost $58,894)......................................                      58,890
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Grande Holdings, Ltd. Warrants 10/15/00..............         5,600           253
 *Shell Electric Manufacturing (Holdings) Co., Ltd.
   Warrants 05/31/99...................................         7,600            49
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         302
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $938,501)......................................                     568,406
                                                                       ------------
SPAIN -- (4.2%)
COMMON STOCKS -- (4.2%)
 AGF Union y Fenix Seguros y Reaseguros SA.............         2,100        30,255
 Amper SA..............................................           800        20,461
 *Asturiana del Zinc SA................................         2,100        30,047
 Banco de Valencia.....................................         1,000        29,937
 Banco Zaragozano SA...................................         1,200        41,952
 Cementos Portland SA..................................           500        36,315
 Ebro Agricolas Compania de Alimentacion SA............         1,700        42,468
 *Europistas Concesionaria Espanola SA.................         2,300        19,988
 Fabricacion de Automoviles Renault de Espana SA.......           800        29,607
 GESA (Gas y Electricidad SA)..........................           400        32,383
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................         1,100        30,460
 *Inmobiliaria Urbis SA................................         2,300        32,376
 Portland Valderrivas SA...............................           300        37,967
 Prosegur Cia de Seguridad SA..........................         2,200        27,842
 Uralita SA............................................         1,900        26,118
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................         1,300        60,139
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $346,945)......................................                     528,315
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $1,114).......................................                $      1,125
                                                                       ------------
TOTAL -- SPAIN
  (Cost $348,059)......................................                     529,440
                                                                       ------------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Ansaldo Trasporti SpA................................         7,000        15,779
 *CIGA SpA (Compagnia Italiana Grandi Alberghi)........        50,000        56,637
 Cartiere Burgo SpA....................................         4,000        35,383
 Cia Assicuratrice Unipol SpA..........................         6,000        29,542
 *Dalmine SpA..........................................        82,000        32,766
 Falck (Acciaierie & Ferriere Lombarde)................         5,000        33,868
 Gewiss SpA............................................         2,000        45,537
 *Impregilo SpA........................................        19,000        20,008
 Magneti Marelli SpA...................................        15,000        38,209
 *Premafin Finanziaria SpA.............................        37,000        32,013
 Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
   Occhiali SpA).......................................         1,000        37,568
 Sorin Biomedica SpA...................................         7,500        35,519
 *Tecnost SpA..........................................         8,000        24,363
 UNICEM (Unione Cementi Marchini Emiliane e di
   Augusta-Casale).....................................         3,000        32,753
 Vianini Lavori SpA....................................        10,000        27,863
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $298,597)......................................                     497,808
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Italian Lira
   (Cost $2,174).......................................                       2,181
                                                                       ------------
TOTAL -- ITALY
  (Cost $300,771)......................................                     499,989
                                                                       ------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.6%)
 Adelaide Bank, Ltd....................................         5,745        20,151
 Ashton Mining, Ltd....................................        22,406        15,718
 *Aurora Gold, Ltd.....................................        15,600        12,898
 Bank of Queensland, Ltd...............................         5,883        18,424
 Capral Aluminium, Ltd.................................         8,401        14,312
 *Centaur Mining & Exploration, Ltd....................        16,005         7,619
 *Cultus Petroleum NL..................................         7,573         8,158
 Evans Deakin Industries, Ltd..........................         7,149        18,807
 GWA International, Ltd................................         9,876        17,939
 Great Central Mines, Ltd..............................        10,500        14,035
 Hudson Conway, Ltd....................................         2,329         6,273
 Iama, Ltd.............................................        13,820        19,909
 Incitec, Ltd..........................................         4,766        17,015
 Jupiters, Ltd.........................................         9,412        15,858
 MMI, Ltd..............................................         3,465         6,164
 Metal Manufactures, Ltd...............................         7,600        10,234
 North Flinders Mines, Ltd.............................         6,526        21,664
 OPSM Protector, Ltd...................................         2,313         4,984
 PMP Communications, Ltd...............................         8,900        16,055
 Pacific BBA, Ltd......................................         5,494        14,281
 *Petsec Energy, Ltd...................................         4,391        14,824
 *Resolute, Ltd........................................        10,029         7,412
                                                               SHARES        VALUE+
                                                         ------------  ------------

 SGIO Insurance, Ltd...................................        19,813  $     17,374
 Savage Resources, Ltd.................................        20,705         9,467
 Siddons Ramset, Ltd...................................         4,375        17,593
 Simsmetal, Ltd........................................         3,270        14,952
 Sons of Gwalia, Ltd...................................         4,212        11,608
 Spotless Services, Ltd................................        28,502        21,780
 *Ten Network Holdings, Ltd............................        15,997        22,344
 Westralian Sands, Ltd.................................         8,102        19,132
 Wills (W.D. & H.O.) Holdings, Ltd.....................        11,484        19,421
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $608,928)......................................                     456,405
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $19,442)......................................                      19,568
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ashton Mining, Ltd. Rights 07/01/98
   (Cost $0)...........................................         2,240            28
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $628,370)......................................                     476,001
                                                                       ------------
MALAYSIA -- (3.5%)
COMMON STOCKS -- (3.5%)
 *AMMB Holdings Berhad.................................        41,800        37,223
 Arab Malaysia Corp. Berhad............................        40,000        12,394
 Asiatic Development Berhad............................        84,000        26,028
 Ban Hin Lee Bank Berhad...............................         6,000         7,155
 Bandar Raya Developments Berhad.......................        11,000         2,148
 Batu Kawan Berhad.....................................        10,500        13,178
 Boustead Holdings Berhad..............................        10,000         7,291
 CCM Bioscience........................................            18            13
 Cahya Mata Sarawak Berhad.............................        37,000        19,461
 Chemical Co. of Malaysia Berhad.......................         7,000         8,931
 #Country Heights Holdings Berhad......................        14,400        12,073
 Esso Malaysia Berhad..................................        12,000        12,561
 Federal Flour Mills Berhad............................         8,000         6,832
 Gadek Capital Berhad..................................         2,000           393
 Ho Hup Construction Co. Berhad........................         5,000         1,549
 *Hock Hua Bank Berhad (Foreign).......................         5,000         5,130
 Hong Leong Industries Berhad..........................        23,000        18,805
 Hong Leong Properties Berhad..........................        32,000         7,166
 Hume Industries (Malaysia) Berhad.....................        26,000        20,581
 IGB Corp. Berhad......................................        18,000         5,577
 KFC Holdings (Malaysia) Berhad........................        10,000        11,717
 Kamunting Corp. Berhad................................        29,000         3,776
 Kedah Cement Holdings Berhad..........................        24,000         4,374
 Kelang Container Terminal Berhad......................         7,000         4,830
 Kemayan Corp. Berhad..................................        11,000         1,532
 *Kuala Lumpur Industries Holdings Berhad..............        12,000         1,578
 *Landmarks Berhad.....................................        15,000         2,265
 *Lingkaran Trans Kota Holdings Berhad.................        20,000        15,935
 *Lingui Development Berhad............................        22,000         7,161
 Lion Land Berhad......................................        23,000         2,665
 *MBF Land Berhad......................................        30,000         2,851
 MCB Holdings Berhad...................................        25,000         3,483
 Malaysia Assurance Alliance Berhad....................         4,000         5,781
 Malaysia Industrial Development Finance Berhad........        43,000        12,428
 Malaysian Plantations Berhad..........................        15,000         3,457

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Metroplex Berhad......................................        50,000  $     11,327
 Mulpha International Berhad...........................        48,000         5,749
 New Straits Times Press (Malaysia) Berhad.............        20,000        14,061
 Olympia Industries Berhad.............................        19,000         2,276
 Pelangi Berhad........................................        56,000        21,872
 Pernas International Holdings Berhad..................        24,000         5,593
 Phileo Allied Berhad..................................        12,000         6,249
 Phileo Land Berhad....................................         9,000         2,601
 *Promet Berhad........................................        23,000         2,216
 Shangri-la Hotels (Malaysia) Berhad...................        16,000         4,416
 Sime UEP Properties Berhad............................        19,000        15,040
 Southern Bank Berhad (Foreign)........................        15,000         6,952
 *Southern Bank Berhad (Foreign) Issue 98..............        18,750         7,323
 Ta Enterprise Berhad..................................        40,000         7,291
 Time Engineering Berhad...............................        51,000        13,412
 Tractors Malaysia Holdings Berhad.....................        12,000         4,062
 Westmont Land (Asia) Berhad...........................        12,600         1,772
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,014,450)....................................                     440,534
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Malaysian Ringetts
   (Cost $2,325).......................................                       2,290
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,016,775)....................................                     442,824
                                                                       ------------
SWITZERLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 Attisholz Holding AG, Attisholz.......................            24        14,446
 Danzas Holding AG.....................................           100        28,608
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................           100        18,565
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...            60        25,564
 Financiere Michelin, Granges-Paccot...................            50        31,955
 Forbo Holding AG, Eglisau.............................            51        29,145
 Generali (Switzerland) Holdings, Adliswil.............            80        24,347
 Kraftwerk Laufenburg, Laufenburg......................           100        18,936
 Oz Holding, Zuerich...................................            20        23,806
 Phoenix Mecano AG, Stein am Rhein.....................            50        32,801
 *Phonak Holding AG Series B...........................            20        18,936
 *Porst Holding AG, Jegenstorf.........................            94        13,350
 Publicitas Holding SA, Lausanne.......................           110        35,114
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................            10        24,009
 Sika Finanz AG, Baar..................................            90        38,894
 Von Roll Holding AG, Gerlafingen......................           759        25,922
 Zuercher Ziegeleien Holding, Zuerich..................            27        25,290
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $369,181)......................................                     429,688
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,045).......................................                       1,049
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $370,226)......................................                     430,737
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

SWEDEN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Allgon AB Series B....................................         1,400  $     16,984
 *Argonaut AB Series B.................................        13,200        20,396
 BTL AB Series B.......................................         8,200        47,540
 Bergman & Beving AB Series B..........................         1,400        31,107
 Catena AB Series A....................................         1,700        20,406
 Celsius Industrier AB Series B........................         1,400        36,292
 Enator AB.............................................         1,400        44,158
 Esselte AB Series A...................................         1,400        31,286
 Esselte AB Series B...................................         1,100        25,846
 Garphyttan Industrier AB..............................         1,680        28,855
 Lindex AB.............................................           700        28,604
 Marieberg Tidnings AB Series A........................         1,400        42,460
 Rottneros Bruk AB.....................................        11,700         9,189
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $305,977)......................................                     383,123
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $3,361).......................................                       3,338
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $309,338)......................................                     386,461
                                                                       ------------
DENMARK -- (2.9%)
COMMON STOCKS -- (2.9%)
 Alm Brand A.S. Series B...............................           623        20,639
 Bang & Olufsen Holding A.S.
   Series B............................................           450        28,822
 Coloplast A.S. Series B...............................           404        38,010
 DFDS A.S., Copenhagen.................................            24        22,997
 Danske Traelastko.....................................           200        21,202
 Falck A.S.............................................           568        32,198
 GN Great Nordic, Ltd..................................         1,600        42,360
 Korn-Og Foderstof Kompagnet A.S.......................           700        17,315
 Nordiske Kabel og Traadfabrikker Holding A.S..........           277        22,840
 Obel (C.W.) A.S. Series B.............................            89        15,064
 Radiometer A.S. Series B..............................           432        18,382
 Sas Danmark A.S.......................................         1,739        32,262
 Superfos A.S..........................................         1,142        32,499
 *Topdanmark A.S.......................................           145        25,619
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $343,940)......................................                     370,209
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,901).......................................                       2,911
                                                                       ------------
TOTAL -- DENMARK
  (Cost $346,841)......................................                     373,120
                                                                       ------------
NETHERLANDS -- (2.8%)
COMMON STOCKS -- (2.8%)
 ACF Holding NV (Certificate)..........................           800        17,720
 Grolsche NV...........................................           800        22,418
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........           300        24,071
 Hollandsche Beton Groep NV............................         1,390        29,473
 Internatio-Mueller NV.................................         1,230        44,386
 Koninklijke Ahrend NV.................................         1,254        40,321

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Koninklijke Frans Maas Groep NV.......................           736  $     27,658
 Nedlloyd Groep NV, Rotterdam..........................           900        19,934
 Otra NV...............................................         1,000        18,416
 Schuttersveld NV......................................         1,284        35,086
 Twentsche Kabel Holding NV............................           606        22,924
 Unique International NV...............................           710        23,784
 Wegener Arcade NV ....................................         1,550        28,700
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $297,362)......................................                     354,891
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $3,249).......................................                       3,230
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $300,611)......................................                     358,121
                                                                       ------------
SINGAPORE -- (1.9%)
COMMON STOCKS -- (1.9%)
 Amtek Engineering, Ltd................................        15,000         7,258
 British-American Tobacco Co. (Singapore), Ltd.........         7,000        18,148
 Bukit Sembawang Estates, Ltd..........................         1,000         5,526
 Comfort Group, Ltd....................................        37,000        12,377
 GK Goh Holdings.......................................        17,000         5,890
 Haw Par Brothers International, Ltd...................        24,000        26,380
 Hitachi Zosen (Singapore), Ltd........................        22,000         8,542
 Hotel Plaza, Ltd......................................        25,000         5,974
 Hotel Properties, Ltd.................................        32,000        11,661
 Keppel Telecommunications and Transportation, Ltd.....        27,000        14,193
 Kim Eng Holdings, Ltd.................................        22,000         5,388
 *Neptune Orient Lines, Ltd............................        34,000        13,405
 Orchard Parade Holdings, Ltd..........................        11,200         5,821
 Overseas Union Enterprise, Ltd........................         6,000         7,778
 Robinson & Co., Ltd...................................         8,000        24,373
 Scotts Holdings, Ltd..................................        25,000        11,798
 Shangri-la Hotel, Ltd.................................         7,000         8,405
 Sime Singapore, Ltd...................................        49,000        12,294
 Times Publishing, Ltd.................................        11,000        18,727
 Tuan Sing Holdings, Ltd...............................        44,000         4,731
 *Van der Horst, Ltd...................................         4,000           932
 Vickers Ballas Holdings, Ltd..........................        29,000        12,386
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $469,556)......................................                     241,987
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,067).......................................                       1,993
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Overseas Union Enterprise, Ltd. Rights 06/08/98
   (Cost $0)...........................................         2,400             0
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $471,623)......................................                     243,980
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
 Ackermans & Van Haaren SA.............................           120  $     45,068
 Afrifina..............................................           140        24,004
 CMB (Cie Martime Belge)...............................           300        22,983
 Cofinimmo SA..........................................           200        21,772
 Deceuninck Plastics Industries SA.....................           130        38,740
 *Immobel (Cie Immobiliere de Belgique SA).............           200        14,152
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $127,388)......................................                     166,719
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Belgian Francs
   (Cost $2,712).......................................                       2,708
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $130,100)......................................                     169,427
                                                                       ------------
NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Enerco New Zealand, Ltd...............................         4,758        14,570
 Fernz Corp., Ltd......................................         6,407        17,149
 New Zealand Refining Co., Ltd.........................         1,008         8,958
 Ports of Auckland.....................................         5,962        18,512
 Warehouse Group, Ltd..................................         7,154        15,319
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $109,898)......................................                      74,508
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $3,541).......................................                       3,149
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $113,439)......................................                      77,657
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (4.6%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/01/98 (Collateralized by U.S. Treasury Notes
  6.50%, 08/31/01, valued at $603,925) to be
  repurchased at $592,259.
  (Cost $592,000)......................................  $        592       592,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,709,667)++.................................                $ 12,779,108
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (60.7%)
Abbott Laboratories C.P.
    5.470%, 06/01/98...................................  $       450   $    450,000
Barton Capital Corp. C.P.
    5.520%, 06/19/98...................................          450        448,763
Bayer Corp. C.P.
    5.620%, 06/01/98...................................          450        450,000
BellSouth Capital Funding Corp. C.P.
    5.510%, 06/04/98...................................          450        449,793
CC (USA), Inc. C.P.
    5.520%, 07/21/98...................................          450        446,587
Caisse D'Amortissement De Delte Sociale C.P.
    5.630%, 06/01/98...................................          450        450,000
Ciesco L.P. C.P.
    5.500%, 07/10/98...................................          450        447,333
Coca-Cola Co. C.P.
    5.470%, 07/09/98...................................          450        447,402
Commonwealth Bank of Australia C.P.
    5.500%, 06/04/98...................................          450        449,793
Den Norske Stats Olejeselskap A.S. C.P.
    5.520%, 06/01/98...................................          450        450,000
Enterprise Funding Corp. C.P.
    5.520%, 06/23/98...................................          450        448,479
General Electric Capital Corp. C.P.
    5.500%, 07/22/98...................................          450        446,519
Hahn Issuing Corp. C.P.
    5.540%, 06/29/98...................................          450        448,082
Kellog Corp.
    5.480%, 06/01/98...................................          450        450,000
Metlife Funding, Inc. C.P.
    5.500%, 06/22/98...................................          450        448,556
National Rural Utilities Cooperative Finance Corp. C.P.
    5.520%, 06/05/98...................................          450        449,722
Novartis Finance Corp. C.P.
    5.500%, 07/01/98...................................          450        447,930
Paccar Financial Corp. C.P.
    5.480%, 06/04/98...................................          450        449,793
Sheffield Receivables Corp. C.P.
    5.540%, 06/01/98...................................          450        450,000
Shell Financial U.K. P.L.C. C.P.
    5.500%, 07/10/98...................................          500        497,037
Sigma Finance Corp. C.P.
    5.540%, 06/15/98...................................          456        455,019
Toyota Motor Credit Corp. C.P.
    5.500%, 06/10/98...................................          450        449,378
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $9,930,084)....................................                   9,930,186
                                                                       ------------
BONDS -- (14.3%)
Canada (Government of) Bonds
    6.400%, 09/10/98...................................          160        160,400
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................  $       200   $    202,412
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................          250        251,675
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................          240        243,600
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................          150        149,979
Nippon Telegraph & Telephone Corp. Corporate Bonds
    9.500%, 07/27/98...................................          300        301,500
Pepsico, Inc. Corporate Bonds
    7.625%, 11/01/98...................................          300        301,686
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................          170        170,252
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................          250        249,227
St. Paul Companies, Inc. Medium Term Notes
    7.590%, 05/19/99...................................          300        304,518
                                                                       ------------
TOTAL BONDS
  (Cost $2,333,327)....................................                   2,335,249
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (13.2%)
ABN-AMRO North American Certificate of Deposit
    5.710%, 10/09/98...................................          400        399,920
Deutsche Bank AG Certificates of Deposit
    5.820%, 05/03/99...................................          450        450,090
FCC National Bank Certificate of Deposit
    5.820%, 09/18/98...................................          300        300,060
Morgan Trust Certificate of Deposit
    5.800%, 07/28/98...................................          300        299,790
National Australia Bank Certificate of Deposit
    5.850%, 10/05/98...................................          400        400,160
Swiss Bank Certificate of Deposit
    5.805%, 10/01/98...................................          300        300,090
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,149,475)....................................                   2,150,110
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (5.8%)
Abbey National Treasury Services P.L.C.
    ***5.536%, 06/16/98................................          300        299,970

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
American Express Centurion Bank
    ***5.626%, 06/08/98................................  $       300   $    299,973
Key Bank N.A.
    ***5.625%, 08/20/98................................          350        349,667
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $949,741)......................................                     949,610
                                                                       ------------
AGENCY OBLIGATIONS -- (1.8%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................          150        150,885
Student Loan Marketing Association
    6.250%, 06/30/98...................................          150        150,071
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $300,764)......................................                     300,956
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (0.9%)
 Inter-American Development Bank
   9.450%, 09/15/98
   (Cost $151,434).....................................          150        151,500
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.75%, 10/31/02, valued at $216,881) to be
   repurchased at $207,091.
   (Cost $207,000).....................................          207        207,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.0%)
  (Cost $16,021,825)++.................................                  16,024,611
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (2.0%)
 Other Assets..........................................                     342,944
 Payable for Fund Shares Redeemed......................                      (1,625)
 Other Liabilities.....................................                      (9,719)
                                                                       ------------
                                                                            331,600
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,621,465
  Outstanding $.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $ 16,356,211
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.09
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of May 31, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (25.3%)
BONDS -- (25.3%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................        1,000   $    180,518
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................          800        138,478
Credit Local de France SA Euro Medium Term Notes
    5.375%, 10/11/01...................................          500         85,905
    6.000%, 07/01/02...................................        1,000        175,671
European Investment Bank
    8.500%, 02/20/02...................................        1,500        285,219
France (Government of) BTAN
    5.500%, 10/12/01...................................        1,100        190,388
    4.750%, 03/12/02...................................        1,000        169,069
France Telecom SA
    9.000%, 07/27/01...................................        1,800        340,097
KFW International Finance, Inc.
    8.750%, 06/26/02...................................        1,200        231,044
SNCF (Societe Nationale de Chemins de Fer Francais)
    7.750%, 03/01/02...................................        2,200        406,628
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................          500         87,334
                                                                       ------------
TOTAL BONDS
  (Cost $2,304,748)....................................                   2,290,351
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *French Francs
   (Cost $2)...........................................                           2
                                                                       ------------
TOTAL -- FRANCE
  (Cost $2,304,750)....................................                   2,290,353
                                                                       ------------
GERMANY -- (19.1%)
BONDS -- (19.1%)
Denmark (Kingdom of)
    4.750%, 01/07/02...................................          500        282,226
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................          400        242,429
Germany (Republic of)
    8.000%, 01/21/02...................................          550        345,495
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................          600        334,364
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................          300        173,290
Minnesota Mining & Manufacturing Co.
    5.000%, 10/15/01...................................          300        170,564

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

World Bank (International Bank for Reconstruction and
  Development)
    6.125%, 09/27/02...................................          300   $    178,440
                                                                       ------------
TOTAL BONDS
  (Cost $1,811,826)....................................                   1,726,808
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *German Marks
   (Cost $6)...........................................                           6
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,811,832)....................................                   1,726,814
                                                                       ------------
JAPAN -- (18.9%)
BONDS -- (18.9%)
Asian Development Bank
    5.000%, 02/05/03...................................       45,000        384,674
Credit Local de France SA
    6.000%, 10/31/01...................................        9,000         76,363
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       32,000        246,943
Eksportfinans ASA
    2.650%, 07/10/02...................................       20,000        154,584
European Investment Bank
    4.625%, 02/26/03...................................       10,000         84,401
Inter-American Development Bank
    6.000%, 10/30/01...................................       25,000        212,463
    2.250%, 02/05/02...................................       10,000         75,986
Nordic Investment Bank
    2.600%, 06/28/02...................................       40,000        308,505
World Bank (International Bank for Reconstruction and
  Development)
    4.500%, 03/20/03...................................       20,000        168,412
                                                                       ------------
TOTAL -- JAPAN
  (Cost $1,886,455)....................................                   1,712,331
                                                                       ------------
CANADA -- (10.6%)
BONDS -- (10.6%)
British Columbia (Municipal Finance Authority)
    11.200%, 10/24/00..................................          310        242,893
KFW International Finance, Inc.
    7.750%, 10/17/01...................................          250        183,424
Oesterreichische Postsparkasse PSK
    10.750%, 08/08/01..................................          400        315,555
Toyota Credit Canada, Inc.
    8.000%, 12/29/00...................................          200        145,090
    7.375%, 12/31/01...................................          100         72,683
                                                                       ------------
TOTAL BONDS
  (Cost $1,003,208)....................................                     959,645
                                                                       ------------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $0)...........................................                $          1
                                                                       ------------
TOTAL -- CANADA
  (Cost $1,003,208)....................................                     959,646
                                                                       ------------
UNITED STATES -- (6.7%)
COMMERCIAL PAPER -- (6.7%)
Koch Industries, Inc. C.P.
    5.620%, 06/01/98...................................          300        300,000
Sheffield Receivables Corp. C.P.
    5.650%, 06/01/98...................................          300        300,000
                                                                       ------------
TOTAL UNITED STATES
  (Cost $600,000)......................................                     600,000
                                                                       ------------
AUSTRALIA -- (7.1%)
BONDS -- (7.1%)
Airservices Australia
    7.375%, 11/15/01...................................          250        166,891
Alberta (Province of)
    7.000%, 03/20/02...................................          500        327,581
State Bank of New South Wales
    11.750%, 08/16/01..................................          200        147,957
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $713,170)......................................                     642,429
                                                                       ------------
NETHERLANDS -- (5.9%)
BONDS -- (5.9%)
Bank Nederlandse Gemeenten
    7.625%, 12/16/02...................................          250        138,745
Netherlands (Kingdom of)
    5.750%, 09/15/02...................................          750        390,290
                                                                       ------------
TOTAL BONDS
  (Cost $549,982)......................................                     529,035
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $1)...........................................                           1
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $549,983)......................................                     529,036
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

UNITED KINGDOM -- (0.0%)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1)...........................................                $          1
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (2.0%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/01/98 (Collateralized by U.S. Treasury Notes
  5.25%, 01/31/01, valued at $191,663) to be
  repurchased at $182,080.
    (Cost $182,000)....................................          182        182,000
                                                                       ------------
TOTAL INVESTMENTS -- (95.6%)
  (Cost $9,051,399)++..................................                   8,642,610
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (4.4%)
    Other Assets.......................................                     290,475
    Unrealized Gain on Forward Currency Contracts......                     120,158
    Payable for Fund Shares Redeemed...................                      (3,368)
    Other Liabilities..................................                      (7,181)
                                                                       ------------
                                                                            400,084
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 899,371
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $  9,042,694
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.05
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                            VA INTERNATIONAL  VA INTERNATIONAL
                                                                                            VALUE PORTFOLIO   SMALL PORTFOLIO
                                                                                            ----------------  ----------------
ASSETS:
Investments at Value......................................................................   $       22,622    $       12,779
Collateral for Securities Lending.........................................................              883               308
Cash......................................................................................               14                17
Receivables
  Dividends and Interest..................................................................              100                54
  Investment Securities Sold..............................................................              585                19
Prepaid Expenses and Other Assets.........................................................               11                 4
                                                                                            ----------------  ----------------
    Total Assets..........................................................................           24,215            13,181
                                                                                            ----------------  ----------------

LIABILITIES:
Payable for Securities Lending............................................................              883               308
Payable for Investment Securities Purchased...............................................            1,724               313
Payable for Fund Shares Redeemed..........................................................              135                 1
Accrued Expenses and Other Liabilities....................................................               15                15
                                                                                            ----------------  ----------------
    Total Liabilities.....................................................................            2,757               637
                                                                                            ----------------  ----------------

NET ASSETS................................................................................   $       21,458    $       12,544
                                                                                            ----------------  ----------------
                                                                                            ----------------  ----------------

SHARES OUTSTANDING $.01 PAR VALUE.........................................................        1,725,210         1,455,503
                                                                                            ----------------  ----------------
                                                                                            ----------------  ----------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE..................................   $        12.44    $         8.62
                                                                                            ----------------  ----------------
                                                                                            ----------------  ----------------

Investments at Cost.......................................................................   $       21,338    $       14,710
                                                                                            ----------------  ----------------
                                                                                            ----------------  ----------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                      VA SMALL       VA LARGE       VA INTERNATIONAL
                                                       VALUE          VALUE              VALUE
                                                      PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                      --------       --------       ----------------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of
      $0, $0 and $25, respectively)...............     $   71         $  244            $   223
    Interest......................................         14             13                 20
    Income from Securities Lending................         --             --                  8
                                                      --------       --------           -------
        Total Investment Income...................         85            257                251
                                                      --------       --------           -------
EXPENSES
    Investment Advisory Services..................         46             35                 41
    Accounting & Transfer Agent Fees..............         11             16                 14
    Custodians' Fees..............................          1              2                  7
    Legal Fees....................................          1             --                 --
    Audit Fees....................................          1              1                  1
    Filing Fees...................................          1              1                  1
    Shareholders' Reports.........................          1              3                  2
    Organization Costs............................          1              3                  2
    Other.........................................         --              2                  2
                                                      --------       --------           -------
        Total Expenses............................         63             63                 70
                                                      --------       --------           -------
    NET INVESTMENT INCOME.........................         22            194                181
                                                      --------       --------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities....      1,000            989              1,493
    Net Realized Gain on Foreign Currency
      Transactions................................         --             --                  3
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency................................        523          3,049              1,657
        Translation of Foreign Currency
          Denominated Amounts.....................         --             --                  2
                                                      --------       --------           -------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY....................................      1,523          4,038              3,155
                                                      --------       --------           -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     $1,545         $4,232            $ 3,336
                                                      --------       --------           -------
                                                      --------       --------           -------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                           VA                 VA
                                                      INTERNATIONAL       SHORT-TERM       VA GLOBAL
                                                          SMALL             FIXED            BOND
                                                        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                      -------------       ----------       ---------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of
      $16, $0 and $0, respectively)...............       $   134               --               --
    Interest......................................            12             $461            $ 165
    Income from Securities Lending................             4               --               --
                                                      -------------         -----          ---------
        Total Investment Income...................           150              461              165
                                                      -------------         -----          ---------

EXPENSES
    Investment Advisory Services..................            29               20               10
    Accounting & Transfer Agent Fees..............             9                6                7
    Custodians' Fees..............................            13                1                1
    Audit Fees....................................            --                1               --
    Filing Fees...................................            --                1               --
    Shareholders' Reports.........................             1                2                1
    Organization Costs............................             1                1                3
    Other.........................................             1                1                1
                                                      -------------         -----          ---------
        Total Expenses............................            54               33               23
                                                      -------------         -----          ---------
    NET INVESTMENT INCOME.........................            96              428              142
                                                      -------------         -----          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities....           634               17                1
    Net Realized Gain (Loss) on Foreign Currency
      Transactions................................           (11)              --              289
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency................................           453               (6)            (108)
        Translation of Foreign Currency
          Denominated Amounts.....................            (5)              --              (10)
                                                      -------------         -----          ---------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY....................................         1,071               11              172
                                                      -------------         -----          ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................       $ 1,167             $439            $ 314
                                                      -------------         -----          ---------
                                                      -------------         -----          ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                             VA SMALL                VA LARGE
                                         VALUE PORTFOLIO         VALUE PORTFOLIO
                                      ----------------------  ----------------------
                                                     YEAR                    YEAR
                                      SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                       ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                       31, 1998      1997      31, 1998      1997
                                      -----------  ---------  -----------  ---------
                                      (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............   $      22   $      59   $     194   $     336
  Net Realized Gain on Investment
    Securities......................       1,000       1,173         989       1,627
  Net Realized Loss on Foreign
    Currency Transactions...........          --          --          --          (1)
  Change in Unrealized Appreciation
    of Investment Securities........         523       2,525       3,049       2,529
                                      -----------  ---------  -----------  ---------
    Net Increase in Net Assets
      Resulting from Operations.....       1,545       3,757       4,232       4,491
                                      -----------  ---------  -----------  ---------

Distributions From:
  Net Investment Income.............         (63)        (22)       (198)       (290)
  Net Realized Gains................      (1,173)        (76)     (1,625)       (481)
                                      -----------  ---------  -----------  ---------
      Total Distributions...........      (1,236)        (98)     (1,823)       (771)
                                      -----------  ---------  -----------  ---------

Capital Share Transactions (1):
  Shares Issued.....................       3,628       9,470       7,021      11,914
  Shares Issued in Lieu of Cash
    Distributions...................       1,236          98       1,823         771
  Shares Redeemed...................      (3,195)     (3,857)     (7,042)     (5,430)
                                      -----------  ---------  -----------  ---------

    Net Increase From Capital Share
      Transactions..................       1,669       5,711       1,802       7,255
                                      -----------  ---------  -----------  ---------

      Total Increase................       1,978       9,370       4,211      10,975

NET ASSETS
  Beginning of Period...............      17,428       8,058      24,545      13,570
                                      -----------  ---------  -----------  ---------
  End of Period.....................   $  19,406   $  17,428   $  28,756   $  24,545
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................         236         696         424         814
   Shares Issued in Lieu of Cash
     Distributions..................          89           8         121          57
   Shares Redeemed..................        (207)       (262)       (419)       (354)
                                      -----------  ---------  -----------  ---------
                                             118         442         126         517
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                         VA INTERNATIONAL        VA INTERNATIONAL
                                         VALUE PORTFOLIO         SMALL PORTFOLIO
                                      ----------------------  ----------------------
                                                     YEAR                    YEAR
                                      SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                       ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                       31, 1998      1997      31, 1998      1997
                                      -----------  ---------  -----------  ---------
                                      (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............   $     181   $     275   $      96   $     111
  Net Realized Gain on Investment
    Securities......................       1,493         230         634         112
  Net Realized Gain (Loss) on
    Foreign Currency Transactions...           3         (15)        (11)         (1)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............       1,657      (1,092)        453      (2,444)
    Translation of Foreign Currency
      Denominated Amounts...........           2          (3)         (5)         (1)
                                      -----------  ---------  -----------  ---------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations....................       3,336        (605)      1,167      (2,223)
                                      -----------  ---------  -----------  ---------
Distributions From:
  Net Investment Income.............        (295)       (100)       (119)        (37)
  Net Realized Gains................        (227)        (44)       (112)       (136)
                                      -----------  ---------  -----------  ---------
      Total Distributions...........        (522)       (144)       (231)       (173)
                                      -----------  ---------  -----------  ---------
Capital Share Transactions (1):
  Shares Issued.....................       4,274       9,487       3,146       7,137
  Shares Issued in Lieu of Cash
    Distributions...................         522         144         231         173
  Shares Redeemed...................      (3,762)     (1,789)     (1,653)     (1,037)
                                      -----------  ---------  -----------  ---------
    Net Increase From Capital Share
      Transactions..................       1,034       7,842       1,724       6,273
                                      -----------  ---------  -----------  ---------
      Total Increase................       3,848       7,093       2,660       3,877
NET ASSETS
  Beginning of Period...............      17,610      10,517       9,884       6,007
                                      -----------  ---------  -----------  ---------
  End of Period.....................   $  21,458   $  17,610   $  12,544   $   9,884
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................         360         841         382         757
   Shares Issued in Lieu of Cash
     Distributions..................          50          13          32          18
   Shares Redeemed..................        (305)       (155)       (194)       (112)
                                      -----------  ---------  -----------  ---------
                                             105         699         220         663
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          VA SHORT-TERM             VA GLOBAL
                                         FIXED PORTFOLIO          BOND PORTFOLIO
                                      ----------------------  ----------------------
                                                     YEAR                    YEAR
                                      SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                       ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                       31, 1998      1997      31, 1998      1997
                                      -----------  ---------  -----------  ---------
                                      (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............   $     428   $     623   $     142   $     239
  Net Realized Gain on Investment
    Securities......................          17          13           1          25
  Net Realized Gain on Foreign
    Currency Transactions...........          --          --         289         409
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............          (6)        (14)       (108)       (354)
    Translation of Foreign Currency
      Denominated Amounts...........          --          --         (10)        119
                                      -----------  ---------  -----------  ---------

    Net Increase in Net Assets
      Resulting from Operations.....         439         622         314         438
                                      -----------  ---------  -----------  ---------

Distributions From:
  Net Investment Income.............        (415)       (595)       (662)       (388)
  Net Realized Gains................         (12)         --         (25)        (93)
                                      -----------  ---------  -----------  ---------
      Total Distributions...........        (427)       (595)       (687)       (481)
                                      -----------  ---------  -----------  ---------

Capital Share Transactions (1):
  Shares Issued.....................       3,111       9,723       2,171       5,358
  Shares Issued in Lieu of Cash
    Distributions...................         427         595         687         481
  Shares Redeemed...................      (2,330)     (2,998)       (515)     (2,426)
                                      -----------  ---------  -----------  ---------

    Net Increase From Capital Share
      Transactions..................       1,208       7,320       2,343       3,413
                                      -----------  ---------  -----------  ---------

      Total Increase................       1,220       7,347       1,970       3,370

NET ASSETS
  Beginning of Period...............      15,136       7,789       7,073       3,703
                                      -----------  ---------  -----------  ---------
  End of Period.....................   $  16,356   $  15,136   $   9,043   $   7,073
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................         286         967         218         513
   Shares Issued in Lieu of Cash
     Distributions..................          43          59          70          47
   Shares Redeemed..................        (209)       (298)        (51)       (230)
                                      -----------  ---------  -----------  ---------
                                             120         728         237         330
                                      -----------  ---------  -----------  ---------
                                      -----------  ---------  -----------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                              VA SMALL                                         VA LARGE
                                           VALUE PORTFOLIO                                 VALUE PORTFOLIO
                           -----------------------------------------------   --------------------------------------------
                           SIX MONTHS      YEAR       YEAR       OCT. 3,        SIX        YEAR       YEAR      JAN. 13,
                              ENDED       ENDED      ENDED         TO         MONTHS      ENDED       ENDED        TO
                             MAY 31,     NOV. 30,   NOV. 30,    NOV. 30,     ENDED MAY   NOV. 30,   NOV. 30,    NOV. 30,
                              1998         1997       1997        1995       31, 1998      1997       1996        1995
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
                           (UNAUDITED)                                       (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 15.45     $  11.75    $  9.69     $   10.00    $ 16.08    $  13.46    $  11.29    $  10.00
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income..       0.02         0.06       0.03          0.01       0.12        0.24        0.17        0.19
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       1.22         3.78       2.05         (0.31)      2.37        3.07        2.12        1.85
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
    Total from Investment
      Operations.........       1.24         3.84       2.08         (0.30)      2.49        3.31        2.29        2.04
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
LESS DISTRIBUTIONS
  Net Investment Income..      (0.06)       (0.03)     (0.02)        (0.01)     (0.12)      (0.23)      (0.12)      (0.16)
  Net Realized Gains.....      (1.05)       (0.11)        --            --      (1.04)      (0.46)         --       (0.59)
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
    Total
      Distributions......      (1.11)       (0.14)     (0.02)        (0.01)     (1.16)      (0.69)      (0.12)      (0.75)
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
Net Asset Value, End of
  Period.................    $ 15.58     $  15.45    $ 11.75     $    9.69    $ 17.41    $  16.08    $  13.46    $  11.29
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
Total Return.............       8.79%#      33.02%     21.47%        (3.04)%#    16.68%#    25.72%      20.45%      20.41%#
Net Assets, End of Period
  (thousands)............    $19,406     $ 17,428    $ 8,058     $   4,848    $28,756    $ 24,545    $ 13,570    $  6,562
Ratio of Expenses to
  Average Net Assets.....       0.69%*       0.71%      1.05%         0.99%*     0.46%*      0.48%       1.03%       1.20%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.24%*       0.45%      0.34%         0.91%*     1.40%*      1.71%       1.59%       2.03%*
Portfolio Turnover
  Rate...................      21.61%*      21.18%      5.19%         0.00%*    21.84%*     20.49%      18.54%      65.38%*
Average Commission Rate..    $0.0488     $ 0.0549    $0.0678           N/A    $0.0409    $ 0.0479    $ 0.0484         N/A

----------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          VA INTERNATIONAL                                   VA INTERNATIONAL
                                           VALUE PORTFOLIO                                   SMALL PORTFOLIO
                           -----------------------------------------------   ------------------------------------------------
                           SIX MONTHS       YEAR         YEAR     OCT. 3,    SIX MONTHS       YEAR         YEAR      OCT. 3,
                              ENDED         ENDED       ENDED        TO         ENDED         ENDED       ENDED        TO
                             MAY 31,      NOV. 30,     NOV. 30,   NOV. 30,     MAY 31,      NOV. 30,     NOV. 30,   NOV. 30,
                              1998          1997         1996       1995        1998          1997         1996       1995
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
                           (UNAUDITED)                                       (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 10.87       $   11.41   $  10.03    $10.00      $  7.99       $   10.48   $   9.71    $ 10.00
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............       0.10            0.17       0.11        --         0.06            0.09       0.06      (0.01)
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       1.79           (0.56)      1.29      0.03         0.75           (2.30)      0.71      (0.28)
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
    Total from Investment
      Operations.........       1.89           (0.39)      1.40      0.03         0.81           (2.21)      0.77      (0.29)
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
LESS DISTRIBUTIONS
  Investment Income......      (0.18)          (0.10)        --        --        (0.09)          (0.06)        --         --
  Net Realized Gains.....      (0.14)          (0.05)     (0.02)       --        (0.09)          (0.22)        --         --
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
    Total
      Distributions......      (0.32)          (0.15)     (0.02)       --        (0.18)          (0.28)        --         --
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
Net Asset Value, End of
  Period.................    $ 12.44       $   10.87   $  11.41    $10.03      $  8.62       $    7.99   $  10.48    $  9.71
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
                           -----------   -----------   --------   --------   -----------   -----------   --------   ---------
Total Return.............      17.92%#         (3.45)%    13.92%     0.30%#      10.55%#        (21.54)%     7.93%     (2.90)%#
Net Assets, End of Period
  (thousands)............    $21,458       $  17,610   $ 10,517    $5,014      $12,544       $   9,884   $  6,007    $ 4,856
Ratio of Expenses to
  Average Net Assets.....       0.69%*          0.76%      1.17%     1.32%*       0.94%*          0.99%      1.27%      2.52%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.78%*          1.83%      1.29%    (0.20)%*      1.68%*          1.32%      0.63%     (0.39)%*
Portfolio Turnover
  Rate...................      33.82%*          7.95%      4.14%     0.00%*      27.88%*          8.57%      6.40%      0.00%*
Average Commission Rate..    $0.0144       $  0.0079   $ 0.0080       N/A      $0.0082         $0.0118   $ 0.0200        N/A

----------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            VA SHORT-TERM                                     VA GLOBAL
                                           FIXED PORTFOLIO                                  BOND PORTFOLIO
                           -----------------------------------------------   --------------------------------------------
                           SIX MONTHS      YEAR       YEAR       OCT. 3,        SIX        YEAR       YEAR      JAN. 13,
                              ENDED       ENDED      ENDED         TO         MONTHS      ENDED       ENDED        TO
                             MAY 31,     NOV. 30,   NOV. 30,    NOV. 30,     ENDED MAY   NOV. 30,   NOV. 30,    NOV. 30,
                              1998         1997       1996        1995       31, 1998      1997       1996        1995
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
                           (UNAUDITED)                                       (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 10.08     $  10.08    $10.04      $ 10.00      $ 10.69    $ 11.14     $ 10.61     $ 10.00
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income...............       0.27         0.53      0.48         0.08         0.23       0.42        0.37        0.48
  Net Gains on Securities
    (Realized and
    Unrealized)..........       0.01           --      0.04           --         0.16       0.34        0.57        0.81
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
    Total from Investment
      Operations.........       0.28         0.53      0.52         0.08         0.39       0.76        0.94        1.29
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.26)       (0.53)    (0.48)       (0.04)       (0.99)     (0.94)      (0.41)      (0.57)
  Net Realized Gains.....      (0.01)          --        --           --        (0.04)     (0.27)         --       (0.11)
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
    Total
      Distributions......      (0.27)       (0.53)    (0.48)       (0.04)       (1.03)     (1.21)      (0.41)      (0.68)
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
Net Asset Value, End of
  Period.................    $ 10.09     $  10.08    $10.08      $ 10.04      $ 10.05    $ 10.69     $ 11.14     $ 10.61
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
                           -----------   --------   --------   -----------   ---------   --------   ---------   ---------
Total Return.............       2.84%#       5.46%     5.34%        0.81%#       4.00%#     7.58%       9.16%      13.09%#
Net Assets, End of Period
  (thousands)............    $16,356     $ 15,136    $7,789      $ 5,041      $ 9,043    $ 7,073     $ 3,703     $ 3,393
Ratio of Expenses to
  Average Net Assets.....       0.41%*       0.43%     0.70%        0.63%*       0.58%*     0.65%       1.73%       1.31%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       5.34%*       5.44%     4.93%        5.11%*       3.63%*     4.09%       3.43%       5.08%*
Portfolio Turnover
  Rate...................       0.00%*      72.92%    29.27%        0.00%*      48.70%*    58.35%      88.93%      60.09%*

----------------

(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-four portfolios, twenty-three are presented in separate reports and the remaining portfolio has not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 1998, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio.................................  0.50 of 1%
VA Large Value Portfolio.................................  0.25 of 1%
VA International Value Portfolio.........................  0.40 of 1%
VA International Small Portfolio.........................  0.50 of 1%
VA Short-Term Fixed Portfolio............................  0.25 of 1%
VA Global Bond Portfolio.................................  0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                                           U.S.                    OTHER
                                                                                        GOVERNMENT               INVESTMENT
                                                                                        SECURITIES               SECURITIES
                                                                                 ------------------------  ----------------------
                                                                                   PURCHASES      SALES     PURCHASES     SALES
                                                                                 -------------  ---------  -----------  ---------
VA Small Value Portfolio.......................................................           --           --   $   3,149   $   1,971
VA Large Value Portfolio.......................................................           --           --       3,096       2,959
VA International Value Portfolio...............................................           --           --       3,259       3,359
VA International Small Portfolio...............................................           --           --       2,963       1,526
VA Short-Term Fixed Portfolio..................................................           --           --          --       2,905
VA Global Bond Portfolio.......................................................           --           --       3,112       1,695

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                                APPRECIATION       DEPRECIATION        NET
                                                                              -----------------  -----------------  ---------
VA Small Value Portfolio....................................................      $   5,278          $  (1,310)     $   3,968
VA Large Value Portfolio....................................................          7,865               (480)         7,385
VA International Value Portfolio............................................          4,894             (3,610)         1,284
VA International Small Portfolio............................................          1,811             (3,742)        (1,931)
VA Short-Term Fixed Portfolio...............................................              4                 (1)             3
VA Global Bond Portfolio....................................................             --               (409)          (409)

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1998, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                     UNREALIZED
                                                                                      FOREIGN
EXPIRATION                                              CONTRACT     VALUE AT MAY     EXCHANGE
   DATE                  CURRENCY SOLD                   AMOUNT        31, 1998     GAIN (LOSS)
----------  ----------------------------------------  -------------  -------------  ------------
 06/11/98      241,474,809  Japanese Yen              $   1,817,406  $   1,742,682  $     74,724
 06/22/98        1,057,083  Australian Dollars              656,871        662,104        (5,233)
 06/26/98       14,071,054  French Francs                 2,377,791      2,351,929        25,862
 06/29/98        3,184,232  German Marks                  1,811,564      1,786,095        25,469
 06/30/98        1,465,573  Canadian Dollars              1,006,732      1,007,295          (563)
 06/30/98        1,108,215  Netherlands Guilders            551,502        551,603          (101)
                                                      -------------  -------------  ------------
                                                      $   8,221,866  $   8,101,708  $    120,158
                                                      -------------  -------------  ------------
                                                      -------------  -------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1998, borrowings under the line by the VA Portfolios were as follows:

                                                     WEIGHTED         WEIGHTED                          INTEREST
                                                      AVERAGE       AVERAGE LOAN    NUMBER OF DAYS       EXPENSE
                                                   INTEREST RATE      BALANCE         OUTSTANDING       INCURRED
                                                  ---------------  --------------  -----------------  -------------
VA Small Value Portfolio........................          5.93%     $     60,167               6        $      89
VA Large Value Portfolio........................          5.94%          231,462              22              993
VA International Value Portfolio................          5.95%          418,000              10              691

                                                   MAXIMUM AMOUNT
                                                   BORROWED DURING
                                                     THE PERIOD
                                                  -----------------
VA Small Value Portfolio........................    $      81,000
VA Large Value Portfolio........................          612,500
VA International Value Portfolio................          600,000

    There were no outstanding borrowings under the line of credit at May 31, 1998.

H. COMPONENTS OF NET ASSETS:

                                                                                 AT MAY 31, 1998 NET ASSETS CONSIST OF:
                                                                                         (AMOUNTS IN THOUSANDS)
                                                                           ---------------------------------------------------
                                                                               VA SMALL         VA LARGE      VA INTERNATIONAL
                                                                                VALUE             VALUE            VALUE
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   14,428       $    20,288       $   18,528
Undistributed Net Investment Income......................................             10                94              138
Undistributed Net Realized Gain..........................................          1,000               989            1,502
Accumulated Net Realized Foreign Exchange Gain...........................             --                --                3
Unrealized Appreciation of Investment Securities and Foreign Currency....          3,968             7,385            1,284
Unrealized Net Foreign Exchange Gain.....................................             --                --                3
                                                                                --------     ---------------       --------
                                                                              $   19,406       $    28,756       $   21,458
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------


                                                                           VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                                SMALL             FIXED             BOND
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   13,770       $    16,264       $    9,097
Undistributed Net Investment Income (Loss)...............................             85                72              (63)
Undistributed Net Realized Gain..........................................            634                17                1
Undistributed Net Realized Foreign Exchange Gain (Loss)..................            (11)               --              289
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency.......................................................         (1,931)                3             (409)
Unrealized Net Foreign Exchange Gain (Loss)..............................             (3)               --              128
                                                                                --------     ---------------       --------
                                                                              $   12,544       $    16,356       $    9,043
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------

I. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Salomon Brothers, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 1998, was as follows:

                                                                                                                 VALUE OF
                                                                                                              COLLATERAL ON
                                                                                                                OVERNIGHT
                                                                         VALUE OF     VALUE OF COLLATERAL       REPURCHASE
                                                                        SECURITIES    AND INDEMNIFICATION       AGREEMENTS
                                                                       -------------  --------------------  ------------------
VA International Value Portfolio.....................................   $   848,096       $    882,798         $    902,457
VA International Small Portfolio.....................................       285,722            307,980              314,894